[LOGO] JUNDT FUNDS

                                     JUNDT
                                  GROWTH FUND

                                     JUNDT
                                 U.S. EMERGING
                                  GROWTH FUND

                                     JUNDT
                                OPPORTUNITY FUND

                                     JUNDT
                                TWENTY-FIVE FUND

                                     JUNDT
                                    MID-CAP
                                  GROWTH FUND

                                     JUNDT
                                   SCIENCE &
                                TECHNOLOGY FUND


                                 ANNUAL REPORT
                               DECEMBER 31, 2000


                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

     The Year 2000 most likely marked the end of one of the longest periods of economic expansion in U.S. history. To the generation of investors who entered the markets for the first time in the 1990s, the year was particularly unsettling. Not only did the markets lose considerable ground, they did so in an extremely volatile fashion. The NASDAQ, for instance, experienced its most turbulent year on record. Of the 252 trading days during the year, the NASDAQ gained or lost 2% or more from the previous day's close on 135 days, and 5% or more on 27 days. Swings of 10% or more, historically more common during a calendar quarter, occurred on a monthly, weekly, even a daily basis during 2000. This instability has prompted asset managers and investors alike to adjust their investment paradigms and has tempered the popular perception of ever-increasing equity prices.

While many factors contributed to the economic malaise, a general decline in corporate profits was one of the major factors that weakened the markets in 2000. The robust bottom lines that pushed the markets higher in 1999 and the first part of 2000, were quickly replaced with disappointing earnings reports. Although corporate profits moderated a bit in the second half of the year, they have deteriorated sharply ever since. These developments, coupled with a market priced to perfection (particularly for growth stocks and NASDAQ technology issues), caused the NASDAQ to experience one of its worst years in the 20th century. When all the dust settled, the NASDAQ lost over 39% and the S&P 500 lost over 9% for the year.

In addition to the substantial number of corporations that struggled to turn a profit during 2000, consumers fought battles of their own. The highest energy prices in the past ten years continue to erode the purchasing power of those individuals who fall below the median income level. Similarly, substantial decreases in equity prices continue to sap the net worth of those individuals who fall above the median income level. Given these forces, it is no surprise that the consumer confidence level has started to diminish.

Confronted with the possibility of the first recession in a decade, many individuals and the media are anxiously awaiting further interest rate cuts by the Federal Reserve Board. Since the current economy is substantially weaker than in the recent past, however, future interest rate moves by the Fed likely will be less effective than they have been in the past several years.

It is our belief that fiscal policy is more critical than monetary policy to economic recovery. Large tax cuts, rather than further interest rate cuts, will better help individuals cope with high energy prices and should help restore general economic confidence. Over the next several months, then, serious attention should shift to the White House and to Congress to see whether or not President Bush can deliver the tax cuts he has outlined.

For the period, five of the six Jundt Funds finished lower. Given the market environment of the past year, however, the decline likely would have been worse if the funds were unable to hedge during periods of adverse market conditions. Hedging the portfolios helped to preserve wealth by cushioning the overall decline in the markets while also dampening some of the day-to-day volatility.

JUNDT GROWTH FUND

The Jundt Growth Fund invests primarily in stocks of medium and large market capitalization. As of the end of calendar year 2000, the Fund concluded its fifth full year of operation as an open-ended mutual fund. Since its inception on December 29, 1995, Class A shares of the Fund have achieved the following average annual returns as compared to its primary performance benchmarks -- the Russell 1000 Growth Index, and the Lipper Large Cap Growth Index:

AVERAGE ANNUAL                                                         SINCE
TOTAL RETURNS                   1-YEAR      3-YEAR      5-YEAR      INCEPTION(1)
-------------                   ------      ------      ------      ------------
JUNDT GROWTH FUND*
 Without sales charge          (15.61)%     13.01%      12.88%         13.22%
 With sales charge             (20.04)%     11.01%      11.69%         12.01%
Russell 1000 Growth            (22.42)%     12.74%      18.15%         18.12%
Lipper Large
 Cap Growth                    (19.68)%     13.90%      17.85%         17.83%


JUNDT U.S. EMERGING GROWTH FUND

The Jundt U.S. Emerging Growth Fund invests primarily in stocks of small and medium market capitalization. The Fund, which is now closed to new investors, commenced operations on January 2, 1996. As such, the periods representing 'Five Years' and 'Since Inception' are virtually identical. Class A shares of the fund have achieved the following average annual returns compared to its primary performance benchmarks -- the Russell 2000 Growth Index and the Lipper Small Cap Growth Index:

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                1-YEAR      3-YEAR      INCEPTION(2)
----------------------------                ------      ------      ------------
JUNDT U.S. EMERGING
 GROWTH FUND*
  Without sales charge                     (27.21)%     14.56%         23.55%
  With sales charge                        (31.03)%     12.54%         22.23%
Russell 2000 Growth                        (22.43)%      3.96%          7.12%
Lipper Small Cap Growth                     (8.25)%     14.29%         14.21%


JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund invests in growth stocks without regard to market capitalization. Typically, the Fund will hold approximately 30 to 50 individual stocks. Since the Funds' inception on December 26,1996, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Wilshire 5000 Total Market Index and the Lipper Multi-Cap Growth Index:

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                1-YEAR      3-YEAR      INCEPTION(3)
----------------------------                ------      ------      ------------
JUNDT OPPORTUNITY FUND*
 Without sales charge                      (11.70)%     24.54%         27.95%
 With sales charge                         (16.34)%     22.35%         26.24%
Wilshire 5000                              (10.83)%     10.79%         15.59
Lipper Multi-Cap Growth                    (12.05)%     17.11%         18.29


JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund invests in growth stocks without regard to market capitalization in a concentrated manner. Typically, the Fund will invest in approximately, but not less than, 25 individual stocks. Since the Fund's inception on December 31, 1997, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Wilshire 5000 Total Market Index and the Lipper Multi-Cap Growth Index:

                                                                    3-YEAR/SINCE
AVERAGE ANNUAL TOTAL RETURNS                            1-YEAR      INCEPTION(4)
----------------------------                            ------      ------------
JUNDT TWENTY-FIVE FUND*
 Without sales charge                                  (19.29)%        25.99%
 With sales charge                                     (23.53)%        23.75%
Wilshire 5000                                          (10.83)%        10.79%
Lipper Multi-Cap Growth                                (12.05)%        17.11%

LETTER TO SHAREHOLDERS (concluded)


JUNDT MID-CAP GROWTH FUND

The Jundt Mid-Cap Growth Fund invests primarily in growth stocks of medium market capitalization, such as those which comprise the S&P Mid-Cap 400 Index. The Fund commenced operations on June 30, 2000 and thus has a six-month performance record as of December 31, 2000. Since this time, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the S&P Mid-Cap 400/BARRA Growth, and the Lipper Mid-Cap Growth
Index:

                                                                       SINCE
TOTAL RETURNS                                                       INCEPTION(5)
-------------                                                       ------------
JUNDT MID-CAP GROWTH FUND*
 Without sales charge                                                   9.67%
 With sales charge                                                      3.91%
S&P Mid-Cap 400/BARRA Growth                                           (5.04)%
Lipper Mid-Cap Growth                                                 (19.59)%


JUNDT SCIENCE & TECHNOLOGY FUND

The Jundt Science & Technology Fund invests primarily in growth companies without regard to market capitalization. Fund holdings are typically concentrated in companies that design, develop, manufacture or sell science or technology related products and services. The Fund commenced operations on June 30, 2000, giving it a six-month performance record as of December 31, 2000. Since inception, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the NASDAQ Composite and the Lipper Science and Technology Fund Index.

                                                                       SINCE
TOTAL RETURNS                                                       INCEPTION(5)
-------------                                                       ------------
JUNDT SCIENCE & TECHNOLOGY FUND*
 Without sales charge                                                 (8.40)%
 With sales charge                                                    (13.21)%
NASDAQ Composite                                                      (37.71)%
Lipper Science & Technology                                           (35.99)%


Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman


  *Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.25%. One line reflects return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects return without such charge.

(1)Inception date is December 29, 1995 for the Growth Fund's Class A shares and for the indexes.

(2)Inception date is January 2, 1996 for the U.S. Emerging Growth Fund's Class A shares and for the Russell 2000 Growth Index and December 31, 1995 for the Lipper Small Cap Growth Fund Index.

(3)Inception date is December 26, 1996 for the Opportunity Fund's Class A shares and for the Lipper Multi-Cap Growth Fund Index and December 31, 1996 for the Wilshire 5000 Index.

(4)Inception date is December 31, 1997 for the Twenty-Five Fund's Class A Shares and for the indexes.

(5)Inception date is June 30, 2000 for both the Mid-Cap Growth Fund's and Science & Technology Fund's Class A shares and for the indexes.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND

     JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                    Computer Services/Software    4.7%

                             Computer Hardware    5.7%

                                        Energy    3.8%

             Telecommunications Infrastructure    9.8%

           Wireless/Telecommunication Services   13.9%

              Short-Term Security/Other assets
                      in excess of liabilities   11.7%

                           Internet Technology    5.6%

                                 Miscellaneous    2.6%

                         Medical Devices/Drugs   17.3%

                             Interactive Media    4.4%

                           Healthcare Services    4.0%

                                        Retail   12.8%

                                   Restaurants    3.7%

PERFORMANCE DATA: GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

         JUNDT GROWTH FUND(1)  JUNDT GROWTH FUND(1)
          (Class I shares        (Class I shares       RUSSELL     LIPPER GROWTH
        without sales charge)*  with sales charge)  1000 INDEX(2)  FUND INDEX(3)

12/31/00      $25,537                $24,196          $41,456          $36,658


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2000)
       ------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         SINCE          SINCE
                                 1-YEAR    5-YEAR    INCEPTION(4)   INCEPTION(5)
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS A
 Without sales charge*          (15.61)%    12.88          --          13.22%
 With sales charge (a)          (20.04)     11.69          --          12.01
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS B
 Without sales charge*          (16.30)     12.05          --          12.39
 With sales charge (b)          (18.80)     11.84          --          12.16
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS C
 Without sales charge           (16.32)     12.10          --          12.43
 With sales charge (c)          (16.94)     12.10          --          12.43
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS I
 Without sales charge*          (15.49)     13.14%      10.56%            --
 With sales charge (a)          (19.93)     11.95        9.92             --
--------------------------------------------------------------------------------
 RUSSELL 1000 INDEX              (7.79)     18.16       16.69          18.14
--------------------------------------------------------------------------------
 LIPPER GROWTH FUND INDEX       (10.88)     16.62       14.93          16.60
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3)The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4)Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(5)Inception data is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                         Number of Shares                Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (5.7%)
---------------------------------------------------------------------------------------------------------------
   Intel Corporation                                             72,400        $  2,726,469        $  2,176,525
   Texas Instruments Incorporated                                38,500           1,689,763           1,823,938
                                                                              ---------------------------------
                                                                                  4,416,232           4,000,463
                                                                              ---------------------------------
COMPUTER SERVICES/SOFTWARE (4.7%)
---------------------------------------------------------------------------------------------------------------
   Microsoft Corporation (b)                                     76,500           4,358,612           3,318,188
                                                                              ---------------------------------
                                                                                  4,358,612           3,318,188
                                                                              ---------------------------------
ENERGY (3.8%)
---------------------------------------------------------------------------------------------------------------
   Enron Corporation                                             22,100           1,898,383           1,837,063
   Schlumberger Limited                                          10,000             791,163             799,375
                                                                              ---------------------------------
                                                                                  2,689,546           2,636,438
                                                                              ---------------------------------
HEALTHCARE SERVICES (4.0%)
---------------------------------------------------------------------------------------------------------------
   Immunex Corporation (b)                                       20,600             588,150             836,875
   Schering-Plough Corporation                                   34,100           1,133,116           1,935,175
                                                                              ---------------------------------
                                                                                  1,721,266           2,772,050
                                                                              ---------------------------------
INTERACTIVE MEDIA (4.4%)
---------------------------------------------------------------------------------------------------------------
   General Motors Corporation - Class H (b)                     135,000           3,205,600           3,105,000
                                                                              ---------------------------------
                                                                                  3,205,600           3,105,000
                                                                              ---------------------------------
INTERNET TECHNOLOGY (5.6%)
---------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                      51,800           2,626,496           1,802,640
   Intuit Inc. (b)                                               53,400           1,540,659           2,105,962
                                                                              ---------------------------------
                                                                                  4,167,155           3,908,602
                                                                              ---------------------------------
MEDICAL DEVICES/DRUGS (17.3%)
---------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                17,300             702,347           1,106,119
   Biogen, Inc. (b)                                              56,700           3,717,155           3,405,544
   Pharmacia Corporation                                        124,254           5,284,159           7,579,494
                                                                              ---------------------------------
                                                                                  9,703,661          12,091,157
                                                                              ---------------------------------
MISCELLANEOUS (2.6%)
---------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)                              44,700           1,838,149           1,785,206
                                                                              ---------------------------------
                                                                                  1,838,149           1,785,206
                                                                              ---------------------------------


See accompanying notes to schedule of investments.                             6

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                      Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------
RESTAURANTS (3.7%)
------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  58,100        $  1,465,924        $  2,570,925
                                                                           ---------------------------------
                                                                               1,465,924           2,570,925
                                                                           ---------------------------------
RETAIL (12.8%)
------------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                        100,000           3,007,845           2,850,000
   Bed Bath & Beyond Inc. (b)                                 68,800             592,351           1,539,400
   RadioShack Corporation                                     57,400           3,161,876           2,457,437
   Wal-Mart Stores, Inc.                                      38,800           1,792,626           2,061,250
                                                                           ---------------------------------
                                                                               8,554,698           8,908,087
                                                                           ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (9.8%)
------------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                                   160,700           4,206,667           2,782,119
   At Home Corporation - Series A (b)                        200,100           4,039,563           1,106,803
   Corning Incorporated                                       56,200           2,941,037           2,968,062
                                                                           ---------------------------------
                                                                              11,187,267           6,856,984
                                                                           ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (13.9%)
------------------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation - Class A (b)              23,900             942,195           2,030,006
   Gemstar-TV Guide International, Inc. (b)                   63,600           1,026,190           2,933,550
   Nextel Communications, Inc. - Class A (b)                  76,100           1,779,984           1,883,475
   VoiceStream Wireless Corporation (b)                       28,700           3,784,787           2,887,937
                                                                           ---------------------------------
                                                                               7,533,156           9,734,968
                                                                           ---------------------------------
TOTAL COMMON STOCKS (88.3%)                                                   60,841,266          61,688,068
                                                                           =================================


See accompanying notes to schedule of investments.                             7

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Issue                                                  Principal Amount             Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (10.0%)
------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 4.25%
   acquired on 12/29/00 and due 1/2/01 with proceeds of
   $7,003,306 collateralized by $1,198,793 FHLMC,
   8.281%, due 9/1/24, value including accrued interest,
   $1,206,470 and by $5,801,207 GNMA, 6.50%, due
   8/15/11, value including accrued interest, $5,830,849.   $  7,000,000    $  7,000,000        $  7,000,000
                                                                           ---------------------------------

TOTAL SHORT-TERM SECURITIES (10.0%)                                            7,000,000           7,000,000
                                                                           =================================
   Total investments in securities (98.3%)                                  $ 67,841,266(c)       68,688,068
                                                                           =============
   Other assets in excess of liabilities (1.7%)                                                    1,184,393
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $ 69,872,461
                                                                                                ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $68,773,343. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------------------
        Gross unrealized appreciation                 $  10,869,602
        Gross unrealized depreciation                   (10,954,877)
                                                      -------------
        Net unrealized depreciation                   $     (85,275)
        -----------------------------------------------------------

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND

     THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES WITH at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                    Computer Services/Software    9.3%

                             Interactive Media    4.1%

                             Computer Hardware    7.7%

                         Medical Devices/Drugs   21.8%

              Short-Term Security/Other assets
                      in excess of liabilities   34.4%

             Telecommunications Infrastructure   10.3%

           Wireless/Telecommunication Services    5.5%

                           Internet Technology    6.9%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

               JUNDT U.S.                JUNDT U.S.
         EMERGING GROWTH FUND(1)   EMERGING GROWTH FUND(1)                         LIPPER
            (Class A shares           (Class A shares        RUSSELL 2000     SMALL CAP GROWTH
          without sales charge)*     with sales charge)         INDEX            FUND INDEX
          ----------------------     ------------------     ---------------      ----------
12/31/00        $28,809                   $27,296               $14,104           $19,437


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2000)
       ------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                 5 YEAR/SINCE
                                                    1-YEAR          INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS A
 Without sales charge*                             (27.21)%            23.55%
 With sales charge (a)                             (31.03)             22.23
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS B
 Without sales charge*                             (27.75)             22.74
 With sales charge (b)                             (30.24)             22.56
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS C
 Without sales charge                              (27.76)             22.73
 With sales charge (c)                             (28.39)             22.73
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS I                (27.04)             23.98
--------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUND INDEX                 (8.25)             14.20
--------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX                         (22.43)              7.12
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $27,389, $27,853 and $29,304, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Lipper Small Cap Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(4)Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Fund Index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (3.5%)
----------------------------------------------------------------------------------------------------
   Numerical Technologies, Inc. (b)                   35,000        $  1,242,160        $    632,188
   Pixelworks, Inc. (b)                              117,800           3,102,710           2,635,775
                                                                   ---------------------------------
                                                                       4,344,870           3,267,963
                                                                   ---------------------------------
COMPUTER SERVICES/SOFTWARE (12.2%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                         252,300           5,091,875           1,896,192
   Interact Commerce Corporation (b)                 634,900           7,779,915           5,317,287
   Macrovision Corporation (b)                        22,000             863,125           1,628,344
   ONYX Software Corporation (b)                      70,000           1,035,060             770,000
   Retek Inc. (b)                                     41,075           1,586,068           1,001,203
   ViryaNet Ltd. (b)                                 350,000           2,800,000             896,875
                                                                   ---------------------------------
                                                                      19,156,043          11,509,901
                                                                   ---------------------------------
INTERNET SERVICES (3.1%)
----------------------------------------------------------------------------------------------------
   Digital Insight Corporation (b)                    80,000           2,757,755           1,445,000
   Equinix, Inc. (b)                                 250,000           3,101,060           1,093,750
   Korea Thrunet Co., Ltd. - Class A (b)             170,000             893,185             403,750
                                                                   ---------------------------------
                                                                       6,752,000           2,942,500
                                                                   ---------------------------------
INTERNET TECHNOLOGY (15.6%)
----------------------------------------------------------------------------------------------------
   Broadbase Software, Inc. (b)                       30,000             829,844             187,500
   ChoicePoint Inc. (b)                               61,110           2,420,066           4,006,524
   Cognos, Inc. (b)                                   70,000           2,358,125           1,316,875
   Genuity Inc. (b)                                  375,000           1,878,125           1,898,437
   Metricom, Inc. (b)                                 50,000           1,498,125             503,125
   NetIQ Corporation (b)                              25,693           1,123,333           2,244,926
   RADWARE Ltd. (b)                                   77,000           2,627,485           1,299,375
   RSA Security Inc. (b)                              41,000           1,888,519           2,167,875
   StarMedia Network, Inc. (b)                       576,900           2,224,657           1,090,702
                                                                   ---------------------------------
                                                                      16,848,279          14,715,339
                                                                   ---------------------------------


See accompanying notes to schedule of investments.                            11

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

Industry Description and Issue               Number of Shares                Cost    Market Value (a)
-----------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (19.3%)
-----------------------------------------------------------------------------------------------------
   ATS Medical, Inc. (b)                              247,000        $  3,846,672        $  3,504,312
   Cepheid, Inc. (b)                                  137,500           1,154,765           1,160,156
   COR Therapeutics, Inc. (b)                          76,500           2,966,037           2,691,844
   CV Therapeutics, Inc. (b)                           50,000             672,083           3,537,500
   Curon Medical Inc. (b)                             150,000           1,726,890             602,344
   Heartport, Inc. (b)(d)                           1,336,400           5,788,219           2,088,125
   IntraBiotics Pharmaceuticals, Inc. (b)              80,000           1,391,249             770,000
   Intuitive Surgical, Inc. (b)                       195,600           1,760,400           1,662,600
   MiniMed Inc. (b)                                    40,000           1,774,558           1,681,250
   Texas Biotechnology Corporation (b)                 60,000           1,319,028             515,400
                                                                    ---------------------------------
                                                                       22,399,901          18,213,531
                                                                    ---------------------------------
MISCELLANEOUS (10.7%)
-----------------------------------------------------------------------------------------------------
   Eden Bioscience Corporation (b)                    111,900           3,914,108           3,350,006
   Edison Schools Inc. (b)                            115,600           2,082,125           3,641,400
   Photronics, Inc. (b)                                40,000           1,517,408             937,500
   SanDisk Corporation (b)                             50,100           2,786,543           1,390,275
   Tefron Ltd. (b)                                    212,200           1,585,062             755,963
                                                                    ---------------------------------
                                                                       11,885,246          10,075,144
                                                                    ---------------------------------
RESTAURANTS (3.2%)
-----------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)            1,007,500           2,612,100           3,022,500
                                                                    ---------------------------------
                                                                        2,612,100           3,022,500
                                                                    ---------------------------------
RETAIL (2.0%)
-----------------------------------------------------------------------------------------------------
   Linens 'n Things, Inc. (b)                          70,000           1,638,209           1,933,750
                                                                    ---------------------------------
                                                                        1,638,209           1,933,750
                                                                    ---------------------------------


See accompanying notes to schedule of investments.                            12

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.3%)
-------------------------------------------------------------------------------------------------------------
   Digital Lightwave, Inc. (b)                                 14,000        $    717,750        $    443,625
   Elastic Networks Inc. (b)                                  475,000           2,784,362           1,959,375
   Global TeleSystems, Inc. (b)                             1,791,300           3,797,443           1,455,431
   GRIC Communications, Inc. (b)                               70,000           1,724,665             148,750
                                                                            ---------------------------------
                                                                                9,024,220           4,007,181
                                                                            ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (19.1%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)                 308,500           4,553,095           6,999,094
   Sirius Satellite Radio Inc. (b)                             61,700           2,168,369           1,847,144
   Tekelec (b)                                                 90,000           2,587,815           2,700,000
   Versatel Telecom International - ADR (b)                    99,400           1,649,682             857,325
   WebEx Communications, Inc. (b)                             160,700           2,308,336           3,354,613
   XM Satellite Radio Holdings Inc. - Class A (b)             141,200           4,182,402           2,268,025
                                                                            ---------------------------------
                                                                               17,449,699          18,026,201
                                                                            ---------------------------------
TOTAL COMMON STOCKS (93.0%)                                                   112,110,567          87,714,010
                                                                            =================================


See accompanying notes to schedule of investments.                            13

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Issue                                                   Principal Amount             Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.0%)
-------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 4.25%
   acquired on 12/29/00 and due 1/2/01 with proceeds of
   $4,710,223 collateralized by $806,274 FHLMC,
   8.281%, due 9/1/24, value including accrued interest,
   $811,437 and by $3,901,726 GNMA, 6.50%, due
   8/15/11, value including accrued interest, $3,921,662.    $  4,708,000    $  4,708,000        $  4,708,000
                                                                            ---------------------------------

TOTAL SHORT-TERM SECURITIES (5.0%)                                              4,708,000           4,708,000
                                                                            =================================
   Total investments in securities (98.0%)                                   $116,818,567(c)       92,422,010
                                                                            =============

   Other assets in excess of liabilities (2.0%)                                                     1,849,172
                                                                                                 ------------

NET ASSETS (100.0%)                                                                               $94,271,182
                                                                                                 ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $117,750,645. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ------------------------------------------------------------
        Gross unrealized appreciation                  $  13,822,550
        Gross unrealized depreciation                    (39,151,185)
                                                       -------------
        Net unrealized depreciation                    $ (25,328,635)
        ------------------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2000. The activity for investments in Common Stocks of Affiliates is as follows:

                           BEGINNING    PURCHASE     SALES     ENDING   DIVIDEND  NET REALIZED
        DESCRIPTION           COST        COST       COST       COST     INCOME   GAINS/LOSSES
        --------------------------------------------------------------------------------------
        Famous Dave's of
         America, Inc.    $2,094,598   $  588,752  $71,250   $2,612,100    $ 0     $ (19,627)
        Heartport, Inc.    2,262,748    3,525,471        0    5,788,219      0             0
        --------------------------------------------------------------------------------------
        Total             $4,357,346   $4,114,223  $71,250   $8,400,319    $ 0     $ (19,627)
        --------------------------------------------------------------------------------------

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               14

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND

    THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Miscellaneous    3.3%

                         Medical Devices/Drugs   16.1%

                             Interactive Media    4.8%

                           Internet Technology    4.9%

           Wireless/Telecommunication Services   20.8%

                                        Energy    3.1%

             Telecommunications Infrastructure   14.3%

                             Computer Hardware    8.8%

                                        Retail    8.4%

                                   Restaurants    3.6%

                    Computer Services/Software    7.1%

                           Healthcare Services    6.9%

         Liabilities in excess of other assets   (2.1)%

PERFORMANCE DATA: OPPORTUNITY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                    JUNDT                    JUNDT
              OPPORTUNITY FUND(1)      OPPORTUNITY FUND(1)                      LIPPER CAPITAL
               (Class A shares          (Class A shares       RUSSELL 1000       APPRECIATION
             without sales charge)*    with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
             ----------------------    ------------------    ---------------    --------------
12/31/00           $26,927                  $25,513             $18,419            $17,460

       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2000)
       ------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    1-YEAR          INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS A
 Without sales charge*                              (11.70)%           27.95%
 With sales charge (a)                              (16.34)            26.24
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS B
 Without sales charge*                              (12.31)            27.05
 With sales charge (b)                              (15.43)            26.68
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS C
 Without sales charge                               (12.31)            27.01
 With sales charge (c)                              (13.09)            27.01
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS I                          (11.48)            28.29
--------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                          (22.42)            16.41
--------------------------------------------------------------------------------
 LIPPER CAPITAL APPRECIATION FUND INDEX             (12.93)            14.92
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $25,475, $26,149 and $27,223, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4)Inception date is December 26, 1996, for both the Fund's shares and the Lipper Capital Appreciation Fund Index. Inception date for Russell 1000 Growth Index is December 26, 1996.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                             Number of Shares                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (8.8%)
-------------------------------------------------------------------------------------------------------------------
   Intel Corporation                                                150,200        $  5,853,280        $  4,515,387
   Pixelworks, Inc. (b)                                             120,000           3,530,156           2,685,000
   Sun Microsystems, Inc. (b)                                        63,200           2,302,442           1,761,700
   Texas Instruments Incorporated                                    72,000           3,081,688           3,411,000
                                                                                  ---------------------------------
                                                                                     14,767,566          12,373,087
                                                                                  ---------------------------------
COMPUTER SERVICES/SOFTWARE (7.1%)
-------------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                                        277,700           5,023,479           2,087,089
   Microsoft Corporation (b)(d)                                     147,500           8,302,750           6,397,812
   Nuance Communications Inc. (b)                                    24,000           1,062,392           1,035,000
   StorageNetworks, Inc. (b)                                         14,100             760,892             349,856
                                                                                  ---------------------------------
                                                                                     15,149,513           9,869,757
                                                                                  ---------------------------------
ENERGY (3.1%)
-------------------------------------------------------------------------------------------------------------------
   Enron Corporation (d)                                             34,900           2,997,900           2,901,062
   Schlumberger Limited                                              18,700           1,479,484           1,494,831
                                                                                  ---------------------------------
                                                                                      4,477,384           4,395,893
                                                                                  ---------------------------------
HEALTHCARE SERVICES (6.9%)
-------------------------------------------------------------------------------------------------------------------
   Immunex Corporation (b)                                           91,400           3,171,495           3,713,125
   Schering-Plough Corporation                                      105,000           4,186,200           5,958,750
                                                                                  ---------------------------------
                                                                                      7,357,695           9,671,875
                                                                                  ---------------------------------
INTERACTIVE MEDIA (4.8%)
-------------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)(d)             109,200           1,566,477           2,484,300
   General Motors Corporation - Class H (b)(d)                      150,000           3,661,275           3,450,000
   Handspring Inc. (b)                                               20,000           1,190,918             778,750
                                                                                  ---------------------------------
                                                                                      6,418,670           6,713,050
                                                                                  ---------------------------------
INTERNET TECHNOLOGY (4.9%)
-------------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                         167,600           8,938,578           5,832,480
   Resonate Inc. (b)                                                109,000           4,483,791           1,035,500
                                                                                  ---------------------------------
                                                                                     13,422,369           6,867,980
                                                                                  ---------------------------------
MEDICAL DEVICES/DRUGS (16.1%)
-------------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)(d)                                                 31,200           1,477,727           1,994,850
   Biogen, Inc. (b)(d)                                               93,200           6,407,843           5,597,825
   MiniMed Inc. (b)                                                  58,600           2,748,561           2,463,031
   Pharmacia Corporation                                            204,400           7,857,642          12,468,400
                                                                                  ---------------------------------
                                                                                     18,491,773          22,524,106
                                                                                  ---------------------------------


See accompanying notes to schedule of investments.                            17

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                       Number of Shares                     Cost     Market Value (a)
-------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (3.3%)
-------------------------------------------------------------------------------------------------------------------
   Conseco, Inc.                                               50,000            $     553,000        $     659,375
   Costco Wholesale Corporation (b)                            83,800                3,446,015            3,346,763
   SanDisk Corporation (b)                                     20,000                  899,531              555,000
                                                                                -----------------------------------
                                                                                     4,898,546            4,561,138
                                                                                -----------------------------------
RESTAURANTS (3.6%)
-------------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  114,200                3,301,276            5,053,350
                                                                                -----------------------------------
                                                                                     3,301,276            5,053,350
                                                                                -----------------------------------
RETAIL (8.4%)
-------------------------------------------------------------------------------------------------------------------
   RadioShack Corporation                                     103,200                5,870,871            4,418,250
   Target Corporation                                         109,200                2,640,097            3,521,700
   Wal-Mart Stores, Inc.                                       70,700                3,267,017            3,755,938
                                                                                -----------------------------------
                                                                                    11,777,985           11,695,888
                                                                                -----------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (14.3%)
-------------------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                                    365,100                7,698,297            6,320,794
   At Home Corporation - Series A (b)(d)                      377,400                3,765,511            2,087,494
   Corning Incorporated                                       112,600                7,197,165            5,946,687
   Crown Castle International Corporation (b)                 127,800                4,020,656            3,458,588
   Tellabs, Inc. (b)                                           39,100                2,135,105            2,209,150
                                                                                -----------------------------------
                                                                                    24,816,734           20,022,713
                                                                                -----------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (20.8%)
-------------------------------------------------------------------------------------------------------------------
   AT&T Corporation                                           167,100                3,692,330            2,892,919
   Charter Communications, Inc. - Class A (b)                 240,700                3,615,944            5,460,881
   Gemstar-TV Guide International, Inc. (b)(d)                126,097                5,914,525            5,816,224
   Nextel Communications, Inc - Class A (b)                   183,500                6,172,627            4,541,625
   Time Warner Telecom Inc. - Class A (b)(d)                   80,000                3,962,500            5,075,000
   Versatel Telecom International - ADR (b)                    34,000                  683,070              293,250
   VoiceStream Wireless Corporation (b)                        49,700                6,461,663            5,001,063
                                                                                -----------------------------------
                                                                                    30,502,659           29,080,962
                                                                                -----------------------------------

TOTAL COMMON STOCKS(102.1%)                                                      $ 155,382,170(c)       142,829,799
                                                                                ===================================
   Liabilities in excess of other assets (-2.1%)                                                         (2,886,038)
                                                                                                      -------------

NET ASSETS (100.0%)                                                                                   $ 139,943,761
                                                                                                      =============


See accompanying notes to schedule of investments.                            18

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $160,459,054. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        --------------------------------------------------------------
        Gross unrealized appreciation                     $ 12,403,562
        Gross unrealized depreciation                      (30,032,817)
                                                          ------------
        Net unrealized depreciation                       $(17,629,255)
        --------------------------------------------------------------

    (d) Securities pledged, with a market value of $35,804,567, as collateral for short sales entered into as of December 31, 2000:

        SHARES                                   ISSUE              MARKET VALUE
        ------------------------------------------------------------------------
          5,500                  BEA Systems, Inc.                   $   370,219
          7,600                  Brocade Communications System, Inc.     697,775
         37,300                  Corning Incorporated                  1,969,906
         10,000                  Internet Security Systems, Inc.         784,375
         30,000                  Micromuse Inc.                        1,810,781
        105,700                  3M Company                           12,736,850
         82,200                  Pharmacia Corporation                 5,014,200
        105,000                  Schering-Plough Corporation           5,958,750
        109,200                  Target Corporation                    3,521,700
          7,500                  webMethods, Inc.                        667,031
        ------------------------------------------------------------------------
        Total (Proceeds - $33,114,701)                               $33,531,587
        ========================================================================

        Short futures contracts entered into as of December 31, 2000:

                                                                UNREALIZED
        CONTRACTS             ISSUE           MARKET VALUE     APPRECIATION
        -------------------------------------------------------------------
        50            S&P 500 - Mar 2001      $16,687,500        $179,904
        -------------------------------------------------------------------
        50            Total                   $16,687,500        $179,904
        ===================================================================

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               19

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND

     THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBR 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                    Computer Services/Software    9.2%

                           Healthcare Services   14.0%

                             Interactive Media    2.6%

                             Internet Services    0.5%

                         Medical Devices/Drugs   23.5%

                                 Miscellaneous    2.4%

             Telecommunications Infrastructure   10.4%

           Wireless/Telecommunication Services   17.6%

                           Internet Technology    8.6%

                                        Retail    9.9%

                                   Restaurants    6.2%

         Liabilities in excess of other assets   (4.9)%

PERFORMANCE DATA: TWENTY-FIVE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                   JUNDT                   JUNDT
             TWENTY-FIVE FUND(1)     TWENTY-FIVE FUND(1)                     LIPPER CAPITAL
              (Class A shares         (Class A shares       RUSSELL 1000      APPRECIATION
            without sales charge)*   with sales charge)    GROWTH INDEX(2)    FUND INDEX(3)
            ----------------------   ------------------    ---------------    -------------
12/31/00          $20,023                  $18,972             $14,329           $14,538


        AVERAGE ANNUAL TOTAL RETURNS (for year ended December 31, 2000)
        ---------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     1-YEAR         INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS A
 Without sales charge*                              (19.29)%           25.99%
 With sales charge (a)                              (23.53)            23.75
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS B
 Without sales charge*                              (19.91)            24.93
 With sales charge (b)                              (22.88)            24.29
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS C
 Without sales charge                               (19.96)            25.06
 With sales charge (c)                              (20.70)            25.06
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS I                          (19.05)            26.29
--------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                          (22.42)            12.74
--------------------------------------------------------------------------------
 LIPPER CAPITAL APPRECIATION FUND INDEX             (12.93)            13.29
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $18,979, $19,583 and $20,169, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4)Inception date is December 31, 1997, for the Fund's shares.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                          Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (9.2%)
----------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                                     119,600        $  2,800,163        $    898,869
   Microsoft Corporation (b)(d)                                   55,500           3,266,225           2,407,313
   Siebel Systems, Inc. (b)                                       20,000             634,753           1,352,500
                                                                               ---------------------------------
                                                                                   6,701,141           4,658,682
                                                                               ---------------------------------
HEALTHCARE SERVICES (14.0%)
----------------------------------------------------------------------------------------------------------------
   Immunex Corporation (b)                                        60,000           2,247,500           2,437,500
   Schering-Plough Corporation                                    81,300           3,108,000           4,613,775
                                                                               ---------------------------------
                                                                                   5,355,500           7,051,275
                                                                               ---------------------------------
INTERACTIVE MEDIA (2.6%)
----------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)              57,600             876,952           1,310,400
                                                                               ---------------------------------
                                                                                     876,952           1,310,400
                                                                               ---------------------------------
INTERNET SERVICES (0.5%)
----------------------------------------------------------------------------------------------------------------
   Korea Thrunet Co., Ltd. - Class A (b)                         110,900           2,342,703             263,387
                                                                               ---------------------------------
                                                                                   2,342,703             263,387
                                                                               ---------------------------------
INTERNET TECHNOLOGY (8.6%)
----------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                       35,600           1,695,932           1,238,880
   Intuit Inc. (b)                                                56,900           2,114,806           2,243,994
   StarMedia Network, Inc. (b)                                   459,400           4,971,657             868,553
                                                                               ---------------------------------
                                                                                   8,782,395           4,351,427
                                                                               ---------------------------------
MEDICAL DEVICES/DRUGS (23.5%)
----------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                 13,800             556,856             882,337
   Biogen, Inc. (b)(d)                                            37,000           2,102,005           2,222,313
   Heartport, Inc. (b)(e)                                        764,800           3,590,345           1,195,000
   MiniMed Inc. (b)                                               50,000           2,193,549           2,101,562
   Pharmacia Corporation                                          89,200           3,261,825           5,441,200
                                                                               ---------------------------------
                                                                                  11,704,580          11,842,412
                                                                               ---------------------------------


See accompanying notes to schedule of investments.                            22

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                      Number of Shares                    Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (2.4%)
----------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)                           30,600            $  1,258,330        $  1,222,088
                                                                               ---------------------------------
                                                                                   1,258,330           1,222,088
                                                                               ---------------------------------
RESTAURANTS (6.2%)
----------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  70,400               1,882,809           3,115,200
                                                                               ---------------------------------
                                                                                   1,882,809           3,115,200
                                                                               ---------------------------------
RETAIL (9.9%)
----------------------------------------------------------------------------------------------------------------
   RadioShack Corporation                                     43,500               2,469,642           1,862,344
   Target Corporation                                         47,100               1,158,229           1,518,975
   Wal-Mart Stores, Inc.                                      29,900               1,380,523           1,588,437
                                                                               ---------------------------------
                                                                                   5,008,394           4,969,756
                                                                               ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (10.4%)
----------------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                                   125,100               2,668,995           2,165,794
   Corning Incorporated                                       57,900               4,204,394           3,057,844
                                                                               ---------------------------------
                                                                                   6,873,389           5,223,638
                                                                               ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (17.6%)
----------------------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation - Class A (b)              22,000               1,268,435           1,868,625
   Charter Communications, Inc. - Class A (b)                 76,800               1,298,516           1,742,400
   Gemstar-TV Guide International, Inc. (b)(d)                43,100               1,577,491           1,987,988
   Sirius Satellite Radio Inc. (b)                            33,900               1,275,628           1,014,881
   VoiceStream Wireless Corporation (b)                       22,700               3,200,401           2,284,187
                                                                               ---------------------------------
                                                                                   8,620,471           8,898,081
                                                                               ---------------------------------

TOTAL COMMON STOCKS(104.9%)                                                     $ 59,406,664(c)       52,906,346
                                                                               =================================
   Liabilities in excess of other assets (-4.9%)                                                      (2,474,505)
                                                                                                    ------------

NET ASSETS (100.0%)                                                                                 $ 50,431,841
                                                                                                    ============


See accompanying notes to schedule of investments.                            23

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000

--------------------------------------------------------------------------------

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $60,338,249. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ------------------------------------------------------------
        Gross unrealized appreciation                  $   8,931,577
        Gross unrealized depreciation                    (16,363,480)
                                                       -------------
        Net unrealized depreciation                    $  (7,431,903)
        ------------------------------------------------------------

    (d) Securities pledged, with a market value of $6,617,614, as collateral for short sales entered into as of December 31, 2000:

        SHARES                                   ISSUE           MARKET VALUE
        ---------------------------------------------------------------------
        72,800                       Schering-Plough Corporation   $4,131,400
         8,400                       Siebel Systems, Inc.             568,050
        47,100                       Target Corporation             1,518,975
        ---------------------------------------------------------------------
        Total (Proceeds - $6,588,566)                              $6,218,425
        ---------------------------------------------------------------------

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2000.

        The activity for investments in Common Stocks of Affiliates is as follows:

                          BEGINNING    PURCHASE      SALES      ENDING   DIVIDEND   NET REALIZED
        DESCRIPTION         COST         COST        COST        COST     INCOME    GAINS/LOSSES
        ----------------------------------------------------------------------------------------
        Heartport, Inc.  $2,051,613   $1,720,629   $181,897   $3,590,345    $ 0       $ 90,968
        ----------------------------------------------------------------------------------------
        Total            $2,051,613   $1,720,629   $181,897   $3,590,345    $ 0       $ 90,968
        ----------------------------------------------------------------------------------------

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               24

JUNDT ASSOCIATES' APPROACH TO INVESTING: MID-CAP GROWTH FUND

     THE MID-CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily medium-size American companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from about $170 million to approximately $12 billion). In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                    Computer Services/Software    3.3%

                             Interactive Media    9.0%

                             Computer Hardware    1.6%

                                 Miscellaneous    8.4%

                         Medical Devices/Drugs   10.8%

              Short-Term Security/Other assets
                      in excess of liabilities   48.8%

             Telecommunications Infrastructure    4.7%

           Wireless/Telecommunication Services    4.3%

                           Internet Technology    4.0%

                                        Retail    4.2%

                                   Restaurants    0.9%

PERFORMANCE DATA: MID-CAP GROWTH FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                   JUNDT                   JUNDT
               MID-CAP FUND(1)         MID-CAP FUND(1)        RUSSELL         LIPPER MID-CAP
              (Class A shares         (Class A shares         MID-CAP             GROWTH
            without sales charge)*   with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
            ----------------------   ------------------    ---------------    --------------
12/31/00           $10,967                $10,391              $7,868             $8,041


               TOTAL RETURNS (for period ended December 31, 2000)
               --------------------------------------------------
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                    INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT MID-CAP GROWTH CLASS A
 Without sales charge*                                                  9.67%
 With sales charge (a)                                                  3.91
--------------------------------------------------------------------------------
 JUNDT MID-CAP GROWTH CLASS B
 Without sales charge*                                                  9.27
 With sales charge (b)                                                  5.27
--------------------------------------------------------------------------------
 JUNDT MID-CAP GROWTH CLASS C
 Without sales charge                                                   9.17
 With sales charge (c)                                                  8.17
--------------------------------------------------------------------------------
 JUNDT MID-CAP GROWTH CLASS I                                           9.77
--------------------------------------------------------------------------------
 RUSSELL MID-CAP GROWTH INDEX                                         (21.31)
--------------------------------------------------------------------------------
 LIPPER MID-CAP GROWTH FUND INDEX                                     (19.59)
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $10,503, $10,810 and $10,977, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forcasted growth values. The stocks are also members of the Russell 1000 Growth index. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.

(3)The Lipper Mid-Cap Growth Fund Index is the composite performance of the 30 largest "mid-cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.

(4)Inception date is June 30, 2000, for the Fund's shares and the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                          Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (1.6%)
----------------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                           20,600        $    713,060        $    460,925
                                                                               ---------------------------------
                                                                                     713,060             460,925
                                                                               ---------------------------------
COMPUTER SERVICES/SOFTWARE (3.3%)
----------------------------------------------------------------------------------------------------------------
   Macrovision Corporation (b)                                     4,100             240,900             303,464
   Nuance Communications Inc. (b)                                 10,000             385,625             431,250
   StorageNetworks, Inc. (b)                                       7,900             482,711             196,019
                                                                               ---------------------------------
                                                                                   1,109,236             930,733
                                                                               ---------------------------------
INTERACTIVE MEDIA (9.0% )
----------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)              17,800             608,044             404,950
   General Motors Corporation - Class H (b)                       95,400           2,257,645           2,194,200
                                                                               ---------------------------------
                                                                                   2,865,689           2,599,150
                                                                               ---------------------------------
INTERNET TECHNOLOGY (4.0%)
----------------------------------------------------------------------------------------------------------------
   Genuity Inc. (b)                                               68,500             370,828             346,781
   Intuit Inc. (b)                                                16,200             756,860             638,887
   Resonate Inc. (b)                                              16,700             632,144             158,650
                                                                               ---------------------------------
                                                                                   1,759,832           1,144,318
                                                                               ---------------------------------
MEDICAL DEVICES/DRUGS (10.8%)
----------------------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                               18,200           1,072,331           1,093,138
   COR Therapeutics, Inc. (b)                                      9,000             435,215             316,687
   Heartport, Inc. (b)(d)                                        268,000             590,533             418,750
   Sepracor Inc. (b)                                              16,000           1,032,778           1,282,000
                                                                               ---------------------------------
                                                                                   3,130,857           3,110,575
                                                                               ---------------------------------
MISCELLANEOUS (8.4%)
----------------------------------------------------------------------------------------------------------------
   Conseco, Inc.                                                  50,000             503,000             659,375
   Eden Bioscience Corporation (b)                                13,900             424,358             416,131
   Edison Schools Inc. (b)                                        12,000             340,798             378,000
   SanDisk Corporation (b)                                        34,100           1,649,308             946,275
                                                                               ---------------------------------
                                                                                   2,917,464           2,399,781
                                                                               ---------------------------------
RESTAURANTS (0.9%)
----------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                       5,800             221,937             256,650
                                                                               ---------------------------------
                                                                                     221,937             256,650
                                                                               ---------------------------------


See accompanying notes to schedule of investments.                            27

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                       Number of Shares                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
RETAIL (4.2%)
-------------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                          17,700        $    406,012        $    504,450
   RadioShack Corporation                                      16,600             871,729             710,688
                                                                            ---------------------------------
                                                                                1,277,741           1,215,138
                                                                            ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.7%)
-------------------------------------------------------------------------------------------------------------
   At Home Corporation -Series A (b)                           77,500             780,543             428,672
   Crown Castle International Corporation (b)                  14,000             362,459             378,875
   Global TeleSystems, Inc. (b)                               411,600             957,507             334,425
   WJ Communications, Inc. (b)                                 14,800             267,637             210,900
                                                                            ---------------------------------
                                                                                2,368,146           1,352,872
                                                                            ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.3%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)                  29,000             503,052             657,937
   Sirius Satellite Radio Inc. (b)                             14,200             430,306             425,113
   XM Satellite Radio Holdings Inc. - Class A (b)              10,000             159,375             160,625
                                                                            ---------------------------------
                                                                                1,092,733           1,243,675
                                                                            ---------------------------------
TOTAL COMMON STOCKS (51.2%)                                                    17,456,695          14,713,817
                                                                            =================================


See accompanying notes to schedule of investments.                            28

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Issue                                                   Principal Amount             Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (22.9%)
-------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 4.25%
   acquired on 12/29/00 and due 1/2/01 with proceeds of
   $6,603,117 collateralized by $1,130,291 FHLMC,
   8.281%, due 9/1/24, value including accrued interest,
   $1,130,291 and by $5,469,709 GNMA, 6.50%, due
   8/15/11, value including accrued interest, $5,497,657.   $  6,600,000     $  6,600,000        $  6,600,000
                                                                            ---------------------------------
                                                                                6,600,000           6,600,000
                                                                            ---------------------------------
US TREASURY BILL (22.5%)
-------------------------------------------------------------------------------------------------------------
   US Treasury Bill, 5.88% and due 02/01/01.                $  6,500,000        6,469,551           6,469,551
                                                                            ---------------------------------
                                                                                6,469,551           6,469,551
                                                                            ---------------------------------

TOTAL SHORT-TERM SECURITIES (45.4%)                                            13,069,551          13,069,551
                                                                            =================================
   Total investments in securities (96.6%)                                   $ 30,526,246(c)       27,783,368
                                                                            =============
   Other assets in excess of liabilities (3.4%)                                                       986,524
                                                                                                 ------------

NET ASSETS (100.0%)                                                                              $ 28,769,892
                                                                                                 ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $30,765,662. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------------
        Gross unrealized appreciation            $    968,901
        Gross unrealized depreciation              (3,951,195)
                                                 ------------
        Net unrealized depreciation              $ (2,982,294)
        -----------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2000.

        The activity for investments in Common Stocks of Affiliates is as follows:

                                                                           NET
                                                                        REALIZED
                      BEGINNING   PURCHASE   SALES   ENDING   DIVIDEND   GAINS/
       DESCRIPTION      COST        COST      COST    COST     INCOME    LOSSES
       -------------------------------------------------------------------------
       Heartport, Inc.   $ 0     $590,533     $0    $590,533    $ 0       $ 0
       -------------------------------------------------------------------------
       Total             $ 0     $590,533     $0    $590,533    $ 0       $ 0
       -------------------------------------------------------------------------

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               29

JUNDT ASSOCIATES' APPROACH TO INVESTING: SCIENCE & TECHNOLOGY FUND

     THE SCIENCE & TECHNOLOGY FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily American companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer hardware and software, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and health care, chemicals and synthetic materials and e-commerce industries. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                    Computer Services/Software    9.3%

                             Interactive Media    4.1%

                             Computer Hardware    7.7%

                         Medical Devices/Drugs   21.8%

            Short-Term Securities/Other assets
                      in excess of liabilities   34.4%

             Telecommunications Infrastructure   10.3%

           Wireless/Telecommunication Services    5.5%

                           Internet Technology    6.9%

PERFORMANCE DATA: SCIENCE & TECHNOLOGY FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                JUNDT SCIENCE &        JUNDT SCIENCE &
              TECHNOLOGY FUND(1)     TECHNOLOGY FUND(1)        LIPPER          NASDAQ
               (Class A shares        (Class A shares         SCIENCE &      COMPOSITE
            without sales charge)*   with sales charge)   TECHNOLOGY INDEX     INDEX
            ----------------------   ------------------   ----------------   ---------
12/31/00           $9,160                 $8,679               $6,402          $6,203


               TOTAL RETURNS (for period ended December 31, 2000)
               --------------------------------------------------
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                    INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS A
 Without sales charge*                                                 (8.40)%
 With sales charge (a)                                                (13.21)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS B
 Without sales charge*                                                 (8.60)
 With sales charge (b)                                                (12.26)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS C
 Without sales charge                                                  (8.60)
 With sales charge (c)                                                 (9.51)
--------------------------------------------------------------------------------
 JUNDT SCIENCE & TECHNOLOGY CLASS I                                    (8.20)
--------------------------------------------------------------------------------
 NASDAQ COMPOSITE INDEX                                               (37.71)
--------------------------------------------------------------------------------
 LIPPER SCIENCE & TECHNOLOGY FUND INDEX                               (35.99)
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $8,774, $9,049 and $9,180, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.

(3)The Lipper Science & Technology Fund Index is the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.

(4)Inception date is June 30, 2000, for the Fund's shares and the NASDAQ Composite Index and the Lipper Science & Technology Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                          Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (7.7%)
----------------------------------------------------------------------------------------------------------------
   Intel Corporation                                              14,700        $    627,812        $    441,919
   Pixelworks, Inc. (b)                                           11,000             393,388             246,125
   Texas Instruments Incorporated                                  6,000             248,190             284,250
                                                                               ---------------------------------
                                                                                   1,269,390             972,294
                                                                               ---------------------------------
COMPUTER SERVICES/SOFTWARE (9.3%)
----------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                                      25,000             311,941             187,891
   Interact Commerce Corporation (b)                              50,500             471,375             422,937
   Microsoft Corporation (b)                                      12,900             731,505             559,537
                                                                               ---------------------------------
                                                                                   1,514,821           1,170,365
                                                                               ---------------------------------
INTERACTIVE MEDIA (4.1%)
----------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)               9,200             302,081             209,300
   General Motors Corporation - Class H (b)                       13,400             303,301             308,200
                                                                               ---------------------------------
                                                                                     605,382             517,500
                                                                               ---------------------------------
INTERNET TECHNOLOGY (6.9%)
----------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                       14,400             723,892             501,120
   Genuity Inc. (b)                                               13,500              82,078              68,344
   Intuit Inc. (b)                                                 7,700             342,914             303,669
                                                                               ---------------------------------
                                                                                   1,148,884             873,133
                                                                               ---------------------------------
MEDICAL DEVICES/DRUGS (21.8%)
----------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                  2,500             182,187             159,844
   ATS Medical, Inc. (b)                                          24,800             371,105             351,850
   Biogen, Inc. (b)                                               10,100             613,141             606,631
   Heartport, Inc. (b)(d)                                         79,700             219,712             124,531
   Pharmacia Corporation                                          13,500             745,854             823,500
   Sepracor Inc. (b)                                               7,500             490,313             600,938
   Urologix, Inc. (b)                                              6,000              46,500              81,750
                                                                               ---------------------------------
                                                                                   2,668,812           2,749,044
                                                                               ---------------------------------


See accompanying notes to schedule of investments.                            32

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                   Number of Shares                Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (10.3%)
---------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                                 25,000        $    549,091        $    432,812
   At Home Corporation - Series A (b)                      30,900             408,653             170,916
   Corning Incorporated                                     4,600             305,814             242,937
   Crown Castle International Corporation (b)               2,900              85,758              78,481
   Global TeleSystems, Inc. (b)                           187,000             429,846             151,938
   Tellabs, Inc. (b)                                        4,100             223,886             231,650
                                                                        ---------------------------------
                                                                            2,003,048           1,308,734
                                                                        ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (5.5%)
---------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. - Class A (b)               13,700             510,780             339,075
   VoiceStream Wireless Corporation (b)                     3,500             419,662             352,187
                                                                        ---------------------------------
                                                                              930,442             691,262
                                                                        ---------------------------------

TOTAL COMMON STOCKS (65.6%)                                                10,140,779           8,282,332
                                                                        =================================


See accompanying notes to schedule of investments.                            33

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Issue                                                   Principal Amount           Cost    Market Value (a)
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (22.3%)
-----------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 4.25%
   acquired on 12/29/00 and due 1/2/01 with proceeds of
   $2,809,326 collateralized by $480,887 FHLMC,
   8.281%, due 9/1/24, value including accrued interest,
   $483,967 and by $2,327,113 GNMA, 6.50%, due
   8/15/11, value including accrued interest, $2,339,003.   $  2,808,000   $  2,808,000        $  2,808,000
                                                                          ---------------------------------
TOTAL SHORT-TERM SECURITIES (22.3%)                                           2,808,000           2,808,000
                                                                          =================================
   Total investments in securities (87.9%)                                 $ 12,948,779(c)       11,090,332
                                                                          =============

   Other assets in excess of liabilities (12.1%)                                                  1,526,015
                                                                                               ------------

NET ASSETS (100.0%)                                                                            $ 12,616,347
                                                                                               ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $13,148,153. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------------------
        Gross unrealized appreciation                  $    296,810
        Gross unrealized depreciation                    (2,354,631)
                                                       ------------
        Net unrealized depreciation                    $ (2,057,821)
        -----------------------------------------------------------

   (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2000.

        The activity for investments in Common Stocks of Affiliates is as follows:

                  BEGINNING  PURCHASE   SALES    ENDING   DIVIDEND  NET REALIZED
   DESCRIPTION       COST      COST      COST     COST     INCOME   GAINS/LOSSES
   -----------------------------------------------------------------------------
   Heartport, Inc.   $ 0     $219,712    $ 0    $219,712     $ 0        $ 0
   -----------------------------------------------------------------------------
   Total             $ 0     $219,712    $ 0    $219,712     $ 0        $ 0
   -----------------------------------------------------------------------------

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                               34

                 (This page has been left blank intentionally.)

FINANCIAL STATEMENTS                        For the year ended December 31, 2000


STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                      Jundt
                                                                                      Jundt       U.S. Emerging
                                                                                   Growth Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $7,000,000, $4,708,000, $0, $0,
    $6,600,000 and $2,808,000, respectively (identified cost: $67,841,266,
    $108,418,248, $155,382,170, $55,816,319, $29,935,713 and $12,729,067,
    respectively)                                                                  $68,688,068     $87,311,385
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $8,400,319, $0, $3,590,345, $590,533, and $219,712,
    respectively)                                                                           --       5,110,625
   Cash                                                                              1,519,384           2,891
   Receivable for securities sold                                                    2,129,462       3,619,073
   Receivable for capital shares sold                                                  116,959          89,595
   Receivable from brokers for proceeds on securities sold short                            --              --
   Receivable for variation margin on open futures contracts                                --              --
   Dividends and accrued interest receivable                                             7,964           1,668
   Deferred organizational costs                                                            --               8
   Prepaid expenses and other assets                                                    17,390          35,373
                                                                                  -----------------------------
    Total assets                                                                    72,479,227      96,170,618
                                                                                  -----------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds - $0, $0,
    $33,114,701, $6,588,566, $0 and $0, respectively)                                       --              --
   Loans payable (note 5)                                                                   --              --
   Payable for securities purchased                                                  1,838,149         495,940
   Payable for capital shares redeemed                                                 588,920       1,084,922
   Accrued investment advisory fee                                                      64,572          87,020
   Accrued administration fee                                                           35,426          50,100
   Accrued distribution fee                                                              4,218          53,519
   Interest payable (note 5)                                                                --              --
   Accrued expenses and other liabilities                                               75,481         127,935
                                                                                  -----------------------------
    Total liabilities                                                                2,606,766       1,899,436
                                                                                  -----------------------------
   Net assets applicable to outstanding capital stock                              $69,872,461     $94,271,182
                                                                                  =============================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               36

                                                               December 31, 2000


           Jundt             Jundt           Jundt             Jundt
        Opportunity       Twenty-Five       Mid-Cap          Science &
            Fund             Fund         Growth Fund     Technology Fund
-------------------------------------------------------------------------

-------------------------------------------------------------------------




        $142,829,799      $51,711,346     $27,364,618       $10,965,801


                  --        1,195,000         418,750           124,531
                  --               --         105,131               909
          23,651,201        4,164,341         797,041         1,668,817
           1,030,397          148,710         384,926            18,680
          14,276,031        2,424,224              --                --
             179,904               --         140,787                --
              16,185            4,187           3,250               994
               8,380           12,604              --                --
              17,910           28,641          21,187            15,225
-------------------------------------------------------------------------
         182,009,807       59,689,053      29,235,690        12,794,957
-------------------------------------------------------------------------

-------------------------------------------------------------------------

          33,531,587        6,218,425              --                --
           3,595,000        1,220,000              --                --
           3,677,890        1,258,330          95,626                --
             807,187          276,689         268,754            96,418
             164,643           62,354          28,520            14,586
              58,423           29,826          22,987            24,053
              69,757           29,241          10,341             5,311
              28,064           92,123              --                --
             133,495           70,224          39,570            38,242
-------------------------------------------------------------------------
          42,066,046        9,257,212         465,798           178,610
-------------------------------------------------------------------------
        $139,943,761      $50,431,841     $28,769,892       $12,616,347
=========================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

                                                                                                       Jundt
                                                                                    Jundt          U.S. Emerging
                                                                                 Growth Fund        Growth Fund
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                       $ 64,773,733      $ 117,526,903
   Accumulated net investment loss                                                        --           (682,548)
   Accumulated net realized gain (loss) on investments                             4,251,926          1,823,384
   Net unrealized appreciation (depreciation) on:
    Investments                                                                      846,802        (24,396,557)
    Short sale positions                                                                  --                 --
    Futures contracts                                                                     --                 --
                                                                               ---------------------------------
   Total, representing net assets applicable to outstanding capital stock       $ 69,872,461      $  94,271,182
                                                                               =================================
   Net assets applicable to outstanding Class A shares                          $  2,161,812      $  38,791,300
                                                                               =================================
   Net assets applicable to outstanding Class B shares                          $  3,145,143      $  29,279,430
                                                                               =================================
   Net assets applicable to outstanding Class C shares                          $  1,250,428      $  19,626,656
                                                                               =================================
   Net assets applicable to outstanding Class I shares                          $ 63,315,078      $   6,573,796
                                                                               =================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
----------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    191,546; 2,809,181; 3,294,766; 900,662; 1,838,856
    and 754,582, respectively                                                   $      11.29      $       13.81
                                                                               =================================
   Class B shares of capital stock outstanding:
    295,152; 2,207,797; 2,304,817; 1,005,863; 476,565
    and 96,671, respectively                                                    $      10.66      $       13.26
                                                                               =================================
   Class C shares of capital stock outstanding:
    116,759; 1,481,227; 1,670,328; 664,479; 333,913
    and 388,335, respectively                                                   $      10.71      $       13.25
                                                                               =================================
   Class I shares of capital stock outstanding:
    5,512,102; 464,039; 1,150,890; 425,077; 55,728
    and 138,551, respectively                                                   $      11.49      $       14.17
                                                                               =================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               38

                                                               December 31, 2000


            Jundt             Jundt             Jundt              Jundt
         Opportunity       Twenty-Five         Mid-Cap           Science &
             Fund              Fund          Growth Fund      Technology Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
        $ 150,735,210     $ 51,761,315      $ 31,570,324       $ 14,856,019
             (956,468)              --             3,479                 --
            2,954,372        4,800,703           (61,033)          (381,225)

          (12,552,371)      (6,500,318)       (2,742,878)        (1,858,447)
             (416,886)         370,141                --                 --
              179,904               --                --                 --
-----------------------------------------------------------------------------
        $ 139,943,761     $ 50,431,841      $ 28,769,892       $ 12,616,347
=============================================================================
        $  55,499,047     $ 15,353,279      $ 19,581,212       $  6,913,003
=============================================================================
        $  37,653,619     $ 16,689,715      $  5,054,216       $    883,259
=============================================================================
        $  27,187,945     $ 11,088,406      $  3,540,206       $  3,548,158
=============================================================================
        $  19,603,150     $  7,300,441      $    594,258       $  1,271,927
=============================================================================

-----------------------------------------------------------------------------


        $       16.84     $      17.05      $      10.65       $       9.16
=============================================================================


        $       16.34     $      16.59      $      10.61       $       9.14
=============================================================================


        $       16.28     $      16.69      $      10.60       $       9.14
=============================================================================


        $       17.03     $      17.17      $      10.66       $       9.18
=============================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000

STATEMENTS OF OPERATIONS

                                                                                     Jundt
                                                                    Jundt        U.S. Emerging
For the period ended December 31, 2000 (a)                       Growth Fund      Growth Fund
----------------------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------------------
   Interest                                                      $  321,376      $  1,240,806
   Dividends                                                        183,045               792
                                                                ------------------------------
                                                                    504,421         1,241,598
                                                                ------------------------------
EXPENSES (NOTE 4)
----------------------------------------------------------------------------------------------
   Investment adviser fee                                           935,988         1,350,654
   Transfer agent fee                                               167,930           279,255
   Administrative fee                                               118,489           166,308
   Accounting fee                                                    42,906            55,086
   Registration fee                                                   6,700            59,566
   Legal fees                                                        32,124            39,042
   Reports to shareholders                                           25,166            44,728
   Directors' fees                                                   25,010            34,046
   Custodian fee                                                     20,318            30,308
   Organizational costs                                                  --            17,392
   Audit fees                                                        11,160            20,170
   Account maintenance fee:
    Class A                                                           6,767           139,920
    Class B                                                           9,208           101,705
    Class C                                                           3,556            68,048
   Distribution fee:
    Class B                                                          27,626           305,115
    Class C                                                          10,668           204,145
   Other                                                             21,938            21,370
                                                                ------------------------------
    Total expenses before interest                                1,465,554         2,936,858
   Interest expense (note 5)                                             --                --
   Reimbursement of expenses                                             --                --
   Dividends on short sale positions                                     --                --
                                                                ------------------------------
    Total expenses after interest expense and reimbursement       1,465,554         2,936,858
                                                                ------------------------------
   Net investment loss                                             (961,133)       (1,695,260)
                                                                ------------------------------

(a)For the period from June 30, 2000 (commencement of operations) through December 31, 2000 for the Jundt Mid-Cap Growth Fund and the Jundt Science & Technology Fund.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               40

                                                               December 31, 2000


            Jundt             Jundt            Jundt             Jundt
         Opportunity       Twenty-Five        Mid-Cap          Science &
             Fund              Fund         Growth Fund     Technology Fund
---------------------------------------------------------------------------

---------------------------------------------------------------------------
        $    643,581      $    161,223       $ 180,924        $  79,885
             188,461           109,571           1,424            2,870
---------------------------------------------------------------------------
             832,042           270,794         182,348           82,755
---------------------------------------------------------------------------

---------------------------------------------------------------------------
           1,700,673           903,380          93,956           58,896
             219,861           149,261          27,896           27,896
             162,855            86,711          21,132           21,132
              53,459            41,760          22,294           22,294
              47,192            29,956          16,572           18,042
              36,514            21,558           1,472            1,472
              50,104            19,470           1,014            1,014
              35,150            17,474           1,314              814
              25,002            18,106           5,710            6,180
               8,517             6,317          16,356           16,356
              15,782             9,184          14,994           14,994

             110,322            58,212          11,002            5,646
              88,693            52,989           3,375              741
              63,835            38,885           2,960            3,401

             266,078           158,971          10,126            2,225
             191,507           116,656           8,880           10,202
              21,362            18,090           4,940            4,440
---------------------------------------------------------------------------
           3,096,906         1,746,980         263,993          215,745
             154,108           192,194              --               --
                  --                --         (76,207)         (80,992)
              17,470                --              --              108
---------------------------------------------------------------------------
           3,268,484         1,939,174         187,786          134,861
---------------------------------------------------------------------------
          (2,436,442)       (1,668,380)         (5,438)         (52,106)
---------------------------------------------------------------------------


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                          Jundt
                                                                                       Jundt          U.S. Emerging
For the period ended December 31, 2000 (a)                                          Growth Fund        Growth Fund
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of affiliated issuers of
     $0, ($19,627), $0, $90,968, $0, and $0, respectively)                           16,543,319         (6,426,283)
    Short sale transactions                                                                  --                 --
    Futures contracts closed                                                           (522,980)        11,242,432
                                                                                 ----------------------------------
     Net realized gain (loss)                                                        16,020,339          4,816,149
                                                                                 ----------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including depreciation due to investments of affiliated issuers of $0, $3,289,694, $0, $2,395,345, $171,783
     and $95,181, respectively)                                                     (29,436,759)       (46,194,692)
    Short sale transactions                                                                  --                 --
    Futures contracts                                                                   170,511             50,817
                                                                                 ----------------------------------
     Net unrealized loss on investments                                             (29,266,248)       (46,143,875)
                                                                                 ----------------------------------
   Net realized and unrealized loss on investments                                  (13,245,909)       (41,327,726)
                                                                                 ----------------------------------
   Net decrease in net assets resulting from operations                           $ (14,207,042)     $ (43,022,986)
                                                                                 ==================================

(a)For the period from June 30, 2000 (commencement of operations) through December 31, 2000 for the Jundt Mid-Cap Growth Fund and the Jundt Science & Technology Fund.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               42

                                                               December 31, 2000

             Jundt               Jundt             Jundt              Jundt
          Opportunity         Twenty-Five         Mid-Cap           Science &
              Fund               Fund           Growth Fund      Technology Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


            (3,775,632)         6,344,236          (159,987)          (349,125)
               286,845          1,409,079            40,333            (89,705)
            16,701,411           (409,686)          795,994             57,605
--------------------------------------------------------------------------------
            13,212,624          7,343,629           676,340           (381,225)
--------------------------------------------------------------------------------




           (34,435,787)       (20,496,201)       (2,742,878)        (1,858,447)
              (547,613)           370,141                --                 --
               543,008             76,237                --                 --
--------------------------------------------------------------------------------
           (34,440,392)       (20,049,823)       (2,742,878)        (1,858,447)
--------------------------------------------------------------------------------
           (21,227,768)       (12,706,194)       (2,066,538)        (2,239,672)
--------------------------------------------------------------------------------
         $ (23,664,210)     $ (14,374,574)     $ (2,071,976)      $ (2,291,778)
================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Jundt Growth Fund
                                                                       ----------------------------------
                                                                          Year ended         Year ended
                                                                           12/31/00           12/31/99
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
   Net investment loss                                                  $    (961,133)     $    (779,519)
   Net realized gain (loss) from investment transactions                   16,020,339         22,184,877
   Change in unrealized appreciation (depreciation)                       (29,266,248)        (3,735,147)
                                                                       ---------------------------------
   Net increase (decrease) in net assets resulting from operations        (14,207,042)        17,670,211
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
   Realized capital gains - net                                           (18,761,663)       (11,964,526)
                                                                       ---------------------------------
   Total distributions to shareholders                                    (18,761,663)       (11,964,526)
                                                                       ---------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                          1,324,996          2,778,513
    Class B shares                                                          1,106,942          2,981,534
    Class C shares                                                          1,070,671          1,006,465
    Class I shares                                                          8,219,526            550,486
   Distributions reinvested:
    Class A shares                                                            384,432            302,691
    Class B shares                                                            547,872            398,310
    Class C shares                                                            158,683            120,451
    Class I shares                                                          3,264,968          7,029,010
   Cost of shares redeemed:
    Class A shares                                                         (1,519,223)        (1,180,075)
    Class B shares                                                           (704,987)          (196,017)
    Class C shares                                                           (600,485)          (197,887)
    Class I shares                                                        (11,651,365)        (8,537,293)
                                                                       ---------------------------------
   Net increase in net assets from capital share transactions               1,602,030          5,056,188
                                                                       ---------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                (31,366,675)        10,761,873
   Net assets at beginning of period                                      101,239,136         90,477,263
                                                                       ---------------------------------
   Net assets at end of period*                                         $  69,872,461      $ 101,239,136
                                                                       =================================
   *Including accumulated net investment income (loss):                 $           0      $           0

(a)Commencement of operations


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               44

                                                               December 31, 2000

                                                                                                                  Jundt
                                                                                                  Jundt         Science &
                                                                                                 Mid-Cap        Technology
     Jundt U.S. Emerging Growth Fund   Jundt Opportunity Fund       Jundt Twenty-Five Fund     Growth Fund        Fund
----------------------------------------------------------------------------------------------------------------------------
       Year ended      Year ended     Year ended     Year ended    Year ended     Year ended    6/30/00(a) -   6/30/00(a) -
        12/31/00        12/31/99       12/31/00       12/31/99      12/31/00       12/31/99      12/31/00        12/31/00
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
      $ (1,695,260)  $   (422,919)  $ (2,436,442)  $   (927,333)  $ (1,668,380)  $   (418,882)  $     (5,438)  $    (52,106)
         4,816,149     14,018,848     13,212,624     11,080,167      7,343,629      1,786,001        676,340       (381,225)
       (46,143,875)    15,656,848    (34,440,392)    12,608,507    (20,049,823)    12,258,969     (2,742,878)    (1,858,447)
----------------------------------------------------------------------------------------------------------------------------
       (43,022,986)    29,252,777    (23,664,210)    22,761,341    (14,374,574)    13,626,088     (2,071,976)    (2,291,778)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
       (12,641,105)    (1,642,311)   (16,186,932)      (527,460)    (3,782,961)            --       (737,373)            --
----------------------------------------------------------------------------------------------------------------------------
       (12,641,105)    (1,642,311)   (16,186,932)      (527,460)    (3,782,961)            --       (737,373)            --
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        39,422,933     22,402,262     63,748,733     18,074,595     14,448,847     13,633,294     22,076,363      9,010,257
        22,374,334     13,762,669     24,489,420     13,005,455      9,019,319     12,178,751      5,473,805      1,020,658
        16,679,163     11,732,741     20,735,136     12,772,407      5,874,480     12,400,626      3,763,287      4,298,797
           182,807        313,826        764,914      1,329,246        811,969      4,830,791        568,355      1,502,303

         3,923,301        566,986      5,078,051        152,312        812,070             --        423,491             --
         2,335,373        421,061      2,944,638         84,270        854,305             --        103,949             --
         1,214,004        274,515      2,042,618         79,182        387,674             --         71,941             --
           216,117         52,425        325,605         31,634        166,301             --         16,647             --

       (15,758,048)    (6,394,869)   (21,074,241)    (9,979,924)   (11,856,333)    (3,057,103)      (738,349)      (782,420)
        (6,305,092)    (2,741,316)    (3,694,173)    (2,601,163)    (5,160,407)      (397,517)       (95,274)           (25)
        (5,137,720)    (2,462,824)    (6,014,558)    (1,441,104)    (5,341,621)    (1,627,412)       (73,769)      (139,387)
        (2,752,910)    (2,161,675)    (1,774,963)      (702,741)    (1,275,386)      (835,023)       (11,205)        (2,058)
----------------------------------------------------------------------------------------------------------------------------
        56,394,262     35,765,801     87,571,180     30,804,169      8,741,218     37,126,407     31,579,241     14,908,125
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
           730,171     63,376,267     47,720,038     53,038,050     (9,416,317)    50,752,495     28,769,892     12,616,347
        93,541,011     30,164,744     92,223,723     39,185,673     59,848,158      9,095,663             --             --
----------------------------------------------------------------------------------------------------------------------------
      $ 94,271,182   $ 93,541,011   $139,943,761   $ 92,223,723   $ 50,431,841   $ 59,848,158   $ 28,769,892   $ 12,616,347
============================================================================================================================
      $   (682,548)  $   (251,892)  $   (956,468)  $   (386,673)  $          0   $          0   $      3,479   $          0


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                   Jundt Growth Fund
                                            ------------------------------
                                               Year ended      Year ended
                                                12/31/00        12/31/99
--------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------
   Shares sold:
    Class A shares                                82,594         153,263
    Class B shares                                76,290         169,676
    Class C shares                                69,789          57,535
    Class I shares                               685,650          30,349
   Shares issued for dividends reinvested:
    Class A shares                                33,607          17,208
    Class B shares                                50,729          23,444
    Class C shares                                14,612           7,069
    Class I shares                               280,506         394,888
   Shares redeemed:
    Class A shares                               (87,586)        (64,814)
    Class B shares                               (45,651)        (11,056)
    Class C shares                               (36,983)        (11,018)
    Class I shares                              (682,681)       (468,529)
                                            ------------------------------
   Net increase in shares outstanding            440,876         298,015
                                            ==============================

(a)Commencement of operations.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               46

                                                               December 31, 2000

                                                                                                                    Jundt
                                                                                                   Jundt          Science &
                                                                                                  Mid-Cap         Technology
  Jundt U.S. Emerging Growth Fund    Jundt Opportunity Fund        Jundt Twenty-Five Fund       Growth Fund          Fund
-------------------------------------------------------------------------------------------------------------------------------
      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended     6/30/00(a) -      6/30/00(a) -
       12/31/00       12/31/99       12/31/00       12/31/99       12/31/00       12/31/99        12/31/00          12/31/00
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

      1,725,312      1,449,388      2,869,468      1,078,660        620,837        760,275       1,863,193          834,828
      1,027,545        901,036      1,133,584        784,523        405,385        668,221         475,382           96,673
        771,551        798,264        961,060        773,452        262,239        671,051         333,704          401,906
          7,572         21,440         31,883         78,801         32,117        301,229          55,224          138,741

        296,327         27,457        294,893          7,164         46,644             --          40,996               --
        183,595         20,959        176,326          4,042         50,402             --          10,102               --
         95,515         13,671        122,753          3,810         22,737             --           6,992               --
         15,903          2,489         18,702          1,477          9,481             --           1,608               --

       (792,723)      (435,030)      (989,110)      (588,445)      (559,397)      (165,779)        (65,333)         (80,246)
       (325,806)      (178,206)      (176,724)      (154,749)      (243,600)       (20,576)         (8,919)              (2)
       (254,432)      (168,953)      (281,711)       (86,642)      (247,531)       (85,825)         (6,783)         (13,571)
       (118,300)      (144,698)       (80,238)       (40,935)       (54,699)       (45,119)         (1,104)            (190)
-------------------------------------------------------------------------------------------------------------------------------
      2,632,059      2,307,817      4,080,886      1,861,158        344,615      2,083,477       2,705,062        1,378,139
===============================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (concluded)            For the year ended December 31, 2000

STATEMENTS OF CASH FLOWS

                                                                 Jundt Opportunity Fund            Jundt Twenty-Five Fund
-----------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                 $    109,738,203                     $   30,154,615
   Repurchases of capital shares                                (32,557,935)                       (22,633,747)
   Distributions paid in cash*                                   (5,796,020)                        (1,562,611)
   Net change in receivables/payables related to capital
    share transactions                                              (47,929)                           903,957
                                                           ----------------                     --------------
   Cash provided by capital share transactions                   71,336,319                          5,862,214
   Net borrowings                                                 3,595,000                          1,220,000
                                                           ----------------                     --------------
                                                                               $  74,931,319                     $  7,082,214
                                                                               -------------                     ------------
CASH PROVIDED (USED) BY OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------
   Purchases of investments                                  (2,235,442,809)                      (925,401,536)
   Proceeds from sales of investments                         2,163,018,049                        919,942,611
                                                           ----------------                     --------------
                                                                (72,424,760)                        (5,458,925)
                                                           ----------------                     --------------
   Net investment loss                                           (2,436,442)                        (1,668,380)
   Net change in receivables/payables related to
    operations                                                      (82,767)                            45,091
                                                           ----------------                     --------------
                                                                 (2,519,209)                        (1,623,289)
                                                           ----------------                     --------------
                                                                                 (74,943,969)                      (7,082,214)
                                                                               -------------                     ------------
   Net decrease in cash                                                              (12,650)                               0
   Cash, beginning of year                                                            12,650                                0
                                                                               -------------                     ------------
   Cash, end of year                                                           $           0                     $          0
                                                                               =============                     ============

   *Net of reinvestment of dividends of $10,390,912 and $2,220,350 for Opportunity Fund and Twenty-Five Fund,
    respectively.

   Supplemental information:
   Cash paid for interest                                                      $     128,940                     $    100,071


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               48

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2000

1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Mid-Cap Growth Fund and Science & Technology Fund commenced operations on June 30, 2000.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

U.S. Emerging Growth Fund has discontinued the public sale of its shares to new investors as of April 30, 2000. However, shareholders who have open U.S. Emerging Growth Fund accounts may continue to make additional investments in such accounts and reinvest dividends and capital gains distributions. Current shareholders in the Fund may also be able to open additional U.S. Emerging Growth Fund accounts under certain limited conditions. If a U.S. Emerging Growth Fund account is closed, however, additional investments in the Fund will not normally be possible.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

The investment objective of each Fund is as follows:

* Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* U.S. Emerging Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* Opportunity Fund -- to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

* Twenty Five Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately, but not less than, 25 issues of common stock.

* Mid-Cap Growth Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 30 to 50 issues of common stock of primarily medium-size American growth companies.

* Science & Technology Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 30 to 50 issues of common stock of primarily American growth companies, without regard to their size, that design,

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2000

   develop, manufacture or sell science or technology-related products or services.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statement of Assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made. Growth Fund -- accumulated net investment loss has been decreased by $961,133, resulting in a reclassification adjustment to decrease accumulated net realized gain by $961,132 and decrease paid-in capital by $1; U.S. Emerging Growth Fund -- accumulated net investment loss has been decreased by $1,264,604, resulting in a reclassification adjustment to decrease accumulated net realized gain by $1,251,124 and decrease paid-in capital by $13,480; Opportunity Fund -- accumulated net investment loss has been decreased by $1,866,647, resulting in a reclassification adjustment to decrease accumulated net realized gain by $1,859,452 and decrease paid-in capital by $7,195; Twenty-Five Fund -- accumulated net investment loss has been decreased by $1,668,380, resulting in a reclassification adjustment to decrease paid-in capital by $1,668,380; Mid-Cap Growth Fund -- accumulated net investment loss has been decreased by $8,917, resulting in a reclassification adjustment to decrease paid-in capital by $8,917; Science & Technology Fund -- accumulated net investment loss has been decreased by $52,106, resulting in a reclassification adjustment to decrease paid-in capital by $52,106. The Science & Technology Fund has a capital loss carry forward of $181,850 which will expire in the tax year ending December 31, 2008.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2000

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the conterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use financial futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: For hedging purposes, the Funds may engage in short-selling of securities already held in the Funds. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use short-selling for purposes of attempting to increase investment return.

Short-selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the Borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 2000, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on The ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the Start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2000

the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the period ended December 31, 2000, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, are summarized below. There were no purchases or sales of long-term U.S. government securities.

                                                     Cost of          Proceeds
                                                    Purchases        from Sales
--------------------------------------------------------------------------------
Growth Fund                                       $139,416,314      $153,093,550
U.S. Emerging Growth Fund                         $201,433,546      $118,069,831
Opportunity Fund
   Long-term investment
    transactions                                  $436,833,185      $331,950,424
   Short sale transactions                        $120,029,702      $158,044,576
Twenty-Five Fund
   Long-term investment
    transactions                                  $ 91,862,382      $ 73,106,001
   Short sale transactions                        $ 33,564,315      $ 41,582,246
Mid-Cap Growth Fund
   Long-term investment
    transactions                                  $ 27,484,846      $  9,868,164
   Short sale transactions                        $    594,172      $    634,505
Science & Technology Fund
   Long-term investment
    transactions                                  $ 18,851,712      $  8,361,808
   Short sale transactions                        $  1,861,588      $  1,771,883
================================================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

Prior to March 1, 2000, each Fund entered into administration agreements with Princeton Administrators, L.P. ("Princeton") which provided Princeton with a monthly administrative fee equal to an annualized rate of 0.20% of each Fund's average daily net assets (subject to an annual minimum fee of $125,000 for each Fund). For its fee, Princeton provided certain administrative, accounting, clerical and record keeping services for each Fund.

Effective March 1, 2000, each Fund has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2000

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                                         Account
                                                       Maintenance  Distribution
                                                           Fee          Fee
--------------------------------------------------------------------------------
Class A                                                    0.25%          --
Class B                                                    0.25%        0.75%
Class C                                                    0.25%        0.75%
Class I                                                      --           --
================================================================================

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $32,124 for the period ended December 31, 2000, for Growth Fund, $39,042 for U.S. Emerging Growth Fund, $36,514 for Opportunity Fund, $21,558 for Twenty-Five Fund, $1,472 for Mid-Cap Growth Fund and $1,472 for Science & Technology Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the director's of the Company and Growth Fund is also a director of other fund companies managed by the Investment Advisor. The Company, Growth Fund and the other fund companies managed by the Investment Advisor have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "affiliated person" as defined in the Act a combined fee of $15,000 per year plus $1,500 for each meeting attended.

5. BANK BORROWING

The Opportunity Fund and Twenty-Five Fund entered into a Line of Credit Agreement with Firstar Bank, N.A., Wisconsin, for an amount not to exceed the lesser of $30,000,000 or 30% of the Fund's assets. For the year ended December 31, 2000, the Opportunity Fund's average daily balance of loans outstanding was $1,628,557 at a weighted average interest rate of 9.33%. The maximum amount of loans outstanding at any time during the period was $19,657,000, or 12.93% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund's average daily balance of loans outstanding was $1,959,732 at a weighted average interest rate of 9.48%. The maximum amount of loans outstanding at any time during the period was $11,059,000, or 14.06% of total assets. The loans were collateralized by certain Twenty-Five Fund investments. As of December 31, 2000, the loan balances of $3,595,000 and $1,220,000 were outstanding for the Opportunity Fund and Twenty-Five Fund, respectively.

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.

                                                                 Net Realized
                                    Beginning                         and         Dividends   Distributions
                                    Net Asset        Net          Unrealized      from Net      from Net
                                    Value Per     Investment    Gain (Loss) on   Investment     Realized
                                      Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/00                 $ 17.68        (0.21)            (2.50)            --        (3.68)
 Year ended 12/31/99                 $ 16.66        (0.18)             3.45             --        (2.25)
 Year ended 12/31/98                 $ 14.20        (0.24)             6.22             --        (3.52)
 Year ended 12/31/97                 $ 13.64        (0.23)             1.64             --        (0.85)
 Year ended 12/31/96                 $ 11.95        (0.26)             2.03             --        (0.08)
Class B
 Year ended 12/31/00                 $ 17.07        (0.32)            (2.41)            --        (3.68)
 Year ended 12/31/99                 $ 16.23        (0.30)             3.33             --        (2.19)
 Year ended 12/31/98                 $ 13.99        (0.35)             6.11             --        (3.52)
 Year ended 12/31/97                 $ 13.56        (0.32)             1.60             --        (0.85)
 Year ended 12/31/96                 $ 11.95        (0.36)             2.05             --        (0.08)
Class C
 Year ended 12/31/00                 $ 17.13        (0.33)            (2.41)            --        (3.68)
 Year ended 12/31/99                 $ 16.25        (0.30)             3.34             --        (2.16)
 Year ended 12/31/98                 $ 13.97        (0.35)             6.15             --        (3.52)
 Year ended 12/31/97                 $ 13.54        (0.30)             1.58             --        (0.85)
 Year ended 12/31/96                 $ 11.95        (0.36)             2.03             --        (0.08)
Class I
 Year ended 12/31/00                 $ 17.89        (0.17)            (2.55)            --        (3.68)
 Year ended 12/31/99                 $ 16.83        (0.14)             3.49             --        (2.29)
 Year ended 12/31/98                 $ 14.28        (0.20)             6.27             --        (3.52)
 Year ended 12/31/97                 $ 13.69        (0.19)             1.63             --        (0.85)
 Year ended 12/31/96                 $ 11.95        (0.23)             2.05             --        (0.08)
 Year ended 12/31/95                 $ 14.95        (0.12)             2.71             --        (5.59)
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/00                 $ 21.85        (0.20)            (5.83)            --        (2.01)
 Year ended 12/31/99                 $ 14.96        (0.08)             7.39             --        (0.42)
 Year ended 12/31/98                 $ 13.09        (0.17)             5.02             --        (2.98)
 Year ended 12/31/97                 $ 12.42        (0.11)             4.09             --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00        (0.14)             4.47             --        (1.91)
Class B
 Year ended 12/31/00                 $ 21.25        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99                 $ 14.62        (0.19)             7.18             --        (0.36)
 Year ended 12/31/98                 $ 12.90        (0.27)             4.92             --        (2.93)
 Year ended 12/31/97                 $ 12.37        (0.21)             4.05             --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00        (0.24)             4.52             --        (1.91)
Class C
 Year ended 12/31/00                 $ 21.24        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99                 $ 14.63        (0.19)             7.17             --        (0.37)
 Year ended 12/31/98                 $ 12.88        (0.27)             4.94             --        (2.92)
 Year ended 12/31/97                 $ 12.36        (0.21)             4.04             --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00        (0.24)             4.51             --        (1.91)
Class I
 Year ended 12/31/00                 $ 22.29        (0.14)            (5.97)            --        (2.01)
 Year ended 12/31/99                 $ 15.22        (0.04)             7.55             --        (0.44)
 Year ended 12/31/98                 $ 13.25        (0.13)             5.10             --        (3.00)
 Year ended 12/31/97                 $ 12.51        (0.07)             4.12             --        (3.31)
 Period from 1/2/96* to 12/31/96     $ 10.00        (0.11)             4.53             --        (1.91)

 * Commencement of operations.
(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, report performance of the Growth Fund as a closed-end fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                               December 31, 2000

                        Ratio to Average Net Assets
               -------------------------------------------
    Ending
   Net Asset         Net                                                     Portfolio    Net Assets at
   Value Per      Investment         Net          Gross          Total        Turnover    End of Period
     Share      Income (Loss)     Expenses      Expenses        Return(1)       Rate     (000s Omitted)
-------------------------------------------------------------------------------------------------------


    $ 11.29         (1.22)%         1.77%         1.77%          (15.61)%       165%        $  2,162
    $ 17.68         (0.97)%         1.81%         1.81%           19.71%        127%        $  2,880
    $ 16.66         (1.45)%         2.14%         2.14%           42.90%         78%        $    954
    $ 14.20         (1.49)%         2.18%         2.18%           10.67%        115%        $    604
    $ 13.64         (1.81)%         2.13%         2.13%           14.81%         57%        $    340

    $ 10.66         (1.97)%         2.52%         2.52%          (16.30)%       165%        $  3,145
    $ 17.07         (1.70)%         2.56%         2.56%           18.72%        127%        $  3,650
    $ 16.23         (2.18)%         2.89%         2.89%           41.98%         78%        $    515
    $ 13.99         (2.28)%         2.93%         2.93%            9.77%        115%        $    189
    $ 13.56         (2.53)%         2.88%         2.88%           14.14%         57%        $     37

    $ 10.71         (1.97)%         2.52%         2.52%          (16.32)%       165%        $  1,250
    $ 17.13         (1.72)%         2.56%         2.56%           18.82%        127%        $  1,188
    $ 16.25         (2.15)%         2.89%         2.89%           42.32%         78%        $    256
    $ 13.97         (2.32)%         2.93%         2.93%            9.82%        115%        $     80
    $ 13.54         (2.49)%         2.88%         2.88%           13.97%         57%        $      2

    $ 11.49         (0.97)%         1.52%         1.52%          (15.49)%       165%        $ 63,315
    $ 17.89         (0.77)%         1.56%         1.56%           19.97%        127%        $ 93,521
    $ 16.83         (1.23)%         1.89%         1.89%           43.30%         78%        $ 88,752
    $ 14.28         (1.22)%         1.93%         1.93%           10.85%        115%        $ 80,964
    $ 13.69         (1.56)%         1.88%         1.88%           15.22%         57%        $ 96,458
    $ 11.95         (0.72)%         1.60%         1.60%           17.81%        155%        $140,642


    $ 13.81         (0.90)%         1.82%         1.82%          (27.21)%       112%        $ 38,791
    $ 21.85         (0.25)%         1.80%         2.13%           49.04%        248%        $ 34,531
    $ 14.96         (1.16)%         1.80%         2.93%           38.65%        197%        $  8,058
    $ 13.09         (0.88)%         1.80%         3.35%           33.54%        264%        $  2,117
    $ 12.42         (1.36)%(2)      1.80%(2)      3.83%(2)        43.40%        204%        $  1,275

    $ 13.26         (1.65)%         2.57%         2.57%          (27.75)%       112%        $ 29,279
    $ 21.25         (1.00)%         2.55%         2.88%           47.96%        248%        $ 28,106
    $ 14.62         (1.91)%         2.55%         3.68%           37.64%        197%        $  8,462
    $ 12.90         (1.63)%         2.55%         4.10%           32.55%        264%        $  3,786
    $ 12.37         (2.15)%(2)      2.55%(2)      3.62%(2)        42.90%        204%        $  1,709

    $ 13.25         (1.65)%         2.57%         2.57%          (27.76)%       112%        $ 19,627
    $ 21.24         (1.00)%         2.55%         2.88%           47.88%        248%        $ 18,450
    $ 14.63         (1.91)%         2.55%         3.68%           37.82%        197%        $  3,301
    $ 12.88         (1.63)%         2.55%         4.10%           32.50%        264%        $  1,519
    $ 12.36         (2.13)%(2)      2.55%(2)      4.32%(2)        42.82%        204%        $  1,766

    $ 14.17         (0.65)%         1.57%         1.57%          (27.04)%       112%        $  6,574
    $ 22.29         (0.00)%         1.55%         1.88%           49.51%        248%        $ 12,455
    $ 15.22         (0.91)%         1.55%         2.68%           39.06%        197%        $ 10,344
    $ 13.25         (0.63)%         1.55%         3.10%           33.87%        264%        $ 11,773
    $ 12.51         (1.09)%(2)      1.55%(2)      3.44%(2)        44.32%        204%        $  9,025

6. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                    Net Realized
                                      Beginning                         and         Dividends   Distributions
                                      Net Asset        Net          Unrealized      from Net      from Net
                                      Value Per     Investment    Gain (Loss) on   Investment     Realized
                                        Share     Income (Loss)     Investments      Income         Gains
-------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/00                   $ 21.42        (0.35)            (2.11)           --         (2.12)
 Year ended 12/31/99                   $ 15.84        (0.20)             5.92            --         (0.14)
 Year ended 12/31/98                   $ 11.03        (0.17)             6.81            --         (1.83)
 Year ended 12/31/97                   $  9.87        (0.17)             4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00           --             (0.13)           --            --
Class B
 Year ended 12/31/00                   $ 21.00        (0.50)            (2.04)           --         (2.12)
 Year ended 12/31/99                   $ 15.60        (0.33)             5.81            --         (0.08)
 Year ended 12/31/98                   $ 10.94        (0.27)             6.73            --         (1.80)
 Year ended 12/31/97                   $  9.87        (0.26)             4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00           --             (0.13)           --            --
Class C
 Year ended 12/31/00                   $ 20.93        (0.50)            (2.03)           --         (2.12)
 Year ended 12/31/99                   $ 15.56        (0.33)             5.80            --         (0.10)
 Year ended 12/31/98                   $ 10.93        (0.27)             6.71            --         (1.81)
 Year ended 12/31/97                   $  9.87        (0.25)             4.10            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00           --             (0.13)           --            --
Class I
 Year ended 12/31/00                   $ 21.58        (0.29)            (2.14)           --         (2.12)
 Year ended 12/31/99                   $ 15.93        (0.16)             5.98            --         (0.17)
 Year ended 12/31/98                   $ 11.06        (0.14)             6.85            --         (1.84)
 Year ended 12/31/97                   $  9.87        (0.14)             4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96     $ 10.00           --             (0.13)           --            --
TWENTY-FIVE FUND
Class A
 Year ended 12/31/00                   $ 22.74        (0.45)            (3.91)           --         (1.33)
 Year ended 12/31/99                   $ 16.06        (0.17)             6.85            --            --
 Year ended 12/31/98                   $ 10.00        (0.15)             7.63         (0.07)        (1.35)
Class B
 Year ended 12/31/00                   $ 22.34        (0.61)            (3.81)           --         (1.33)
 Year ended 12/31/99                   $ 15.89        (0.32)             6.77            --            --
 Year ended 12/31/98                   $ 10.00        (0.27)             7.57         (0.06)        (1.35)
Class C
 Year ended 12/31/00                   $ 22.48        (0.61)            (3.85)           --         (1.33)
 Year ended 12/31/99                   $ 15.96        (0.32)             6.84            --            --
 Year ended 12/31/98                   $ 10.00        (0.25)             7.58         (0.02)        (1.35)
Class I
 Year ended 12/31/00                   $ 22.82        (0.40)            (3.92)           --         (1.33)
 Year ended 12/31/99                   $ 16.07        (0.12)             6.87            --            --
 Year ended 12/31/98                   $ 10.00        (0.10)             7.61         (0.09)        (1.35)

 * Commencement of operations.
(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, asssumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                               December 31, 2000

                                 Ratio to Average Net Assets
                --------------------------------------------------------------
      Ending
    Net Asset         Net                                     Gross Expenses                    Portfolio   Net Assets at
    Value Per      Investment        Net         Gross          Including            Total       Turnover   End of Period
      Share      Income (Loss)    Expenses(1)  Expenses(2)   Interest Expense(3)    Return(4)      Rate     (000s Omitted)
--------------------------------------------------------------------------------------------------------------------------


     $ 16.84         (1.56)%        2.07%        2.07%             2.19%            (11.70)%       286%         $55,499
     $ 21.42         (1.11)%        2.14%        2.29%             2.32%             36.11%        318%         $23,977
     $ 15.84         (1.28)%        2.14%        3.35%             3.45%             60.83%        376%         $ 9,852
     $ 11.03         (1.71)%        2.14%        6.57%             6.85%             41.15%        298%         $ 1,084
     $  9.87         (2.14)%(5)     2.14%(5)     4.23%(5)          4.23%(5)          (1.30)%         0%         $   112

     $ 16.34         (2.31)%        2.82%        2.82%             2.94%            (12.31)%       286%         $37,654
     $ 21.00         (1.86)%        2.89%        3.04%             3.07%             35.10%        318%         $24,604
     $ 15.60         (2.03)%        2.89%        4.10%             4.20%             59.60%        376%         $ 8,388
     $ 10.94         (2.36)%        2.89%        7.32%             7.50%             40.25%        298%         $ 2,298
     $  9.87         (2.98)%(5)     2.89%(5)     4.98%(5)          4.98%(5)          (1.30)%         0%         $     1

     $ 16.28         (2.31)%        2.82%        2.82%             2.94%            (12.31)%       286%         $27,188
     $ 20.93         (1.86)%        2.89%        3.04%             3.07%             35.13%        318%         $18,171
     $ 15.56         (2.06)%        2.89%        4.10%             4.20%             59.53%        376%         $ 2,764
     $ 10.93         (2.49)%        2.89%        7.32%             7.63%             40.12%        298%         $   427
     $  9.87         (3.02)%(5)     2.89%(5)     4.98%(5)          4.98%(5)          (1.30)%         0%         $     1

     $ 17.03         (1.31)%        1.82%        1.82%             1.94%            (11.48)%       286%         $19,603
     $ 21.58         (0.86)%        1.89%        2.04%             2.08%             36.55%        318%         $25,472
     $ 15.93         (1.04)%        1.89%        3.10%             3.20%             61.29%        376%         $18,182
     $ 11.06         (1.56)%        1.89%        6.32%             6.70%             41.45%        298%         $ 3,973
     $  9.87         (1.89)%(5)     1.89%(5)     3.98%(5)          3.98%(5)          (1.30)%         0%         $   286


     $ 17.05         (2.04)%        2.15%        2.15%             2.43%
     $ 22.74         (0.94)%        2.25%        2.63%             N/A               41.59%        213%         $18,020
     $ 16.06         (1.06)%        2.25%        9.37%             N/A               75.21%        294%         $ 3,181

     $ 16.59         (2.79)%        2.90%        2.90%             3.18%
     $ 22.34         (1.69)%        3.00%        3.38%             N/A               40.59%        213%         $17,734
     $ 15.89         (1.78)%        3.00%       10.12%             N/A               73.37%        294%         $ 2,321

     $ 16.69         (2.79)%        2.90%        2.90%             3.18%            (19.96)%       115%         $11,088
     $ 22.48         (1.69)%        3.00%        3.38%             N/A               40.85%        213%         $14,093
     $ 15.96         (1.81)%        3.00%       10.12%             N/A               73.69%        294%         $   667

     $ 17.17         (1.79)%        1.90%        1.90%             2.18%            (19.05)%       115%         $ 7,300
     $ 22.82         (0.69)%        2.00%        2.38%             N/A               42.00%        213%         $10,001
     $ 16.07         (0.74)%        2.00%        9.12%             N/A               75.43%        294%         $ 2,926

NOTES TO FINANCIAL STATEMENTS (concluded)

6. FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND AND SCIENCE & TECNOLOGY FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                  Net Realized
                                     Beginning                         and         Dividends   Distributions
                                     Net Asset        Net          Unrealized      from Net      from Net
                                     Value Per     Investment    Gain (Loss) on   Investment     Realized
                                       Share     Income (Loss)     Investments      Income         Gains
------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Period from 6/30/00* to 12/31/00     $ 10.00          0.01             0.95          --           (0.31)
Class B
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.03)            0.95          --           (0.31)
Class C
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.03)            0.94          --           (0.31)
Class I
 Period from 6/30/00* to 12/31/00     $ 10.00          0.02             0.95          --           (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.05)           (0.79)         --              --
Class B
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.09)           (0.77)         --              --
Class C
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.09)           (0.77)         --              --
Class I
 Period from 6/30/00* to 12/31/00     $ 10.00         (0.04)           (0.78)         --              --

 * Commencement of operations.
(1)Total investment return is based on the change in net asset value of a share during the period, asssumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                               December 31, 2000

                        Ratio to Average Net Assets
                ------------------------------------------
      Ending
    Net Asset          Net                                                 Portfolio    Net Assets at
    Value Per      Investment         Net          Gross        Total       Turnover    End of Period
      Share      Income (Loss)(2)  Expenses(2)   Expenses(2)   Return(1)      Rate      (000s Omitted)
------------------------------------------------------------------------------------------------------


     $ 10.65          0.18%           2.31%         3.35%        9.67%         164%        $19,581

     $ 10.61         (0.57)%          3.06%         4.10%        9.27%         164%        $ 5,054

     $ 10.60         (0.57)%          3.06%         4.10%        9.17%         164%        $ 3,540

     $ 10.66          0.43%           2.06%         3.10%        9.77%         164%        $   594


     $  9.16         (0.90)%          2.71%         4.48%       (8.40)%        162%        $ 6,913

     $  9.14         (1.65)%          3.46%         5.23%       (8.60)%        162%        $   883

     $  9.14         (1.65)%          3.46%         5.23%       (8.60)%        162%        $ 3,548

     $  9.18         (0.65)%          2.46%         4.23%       (8.20)%        162%        $ 1,272

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc. and Jundt Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund (funds within Jundt Funds, Inc.) as of December 31, 2000, and the related statements of operations for the year then ended (period from June 30, 2000, commencement of operations, to December 31, 2000 for the Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund), statements of changes in net assets for each of the years in the two-year period then ended (period from June 30, 2000, commencement of operations, to December 31, 2000 for the Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund), statements of cash flows (for the Jundt Opportunity Fund and Jundt Twenty-Five Fund) for the year then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund, Jundt Twenty-Five Fund, Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund as of December 31, 2000, results of their operations, changes in their net assets, cash flows and their financial highlights for each of the periods indicated in the paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
February 9, 2001

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of shareholders were called for September 20, 2000, September 27, 2000 and October 26, 2000, at which the shareholders of Jundt Growth Fund, Inc. and Jundt Funds, Inc. voted on a number of proposals. A summary of the proposals and the results of the voting were as follows (unaudited):

PROPOSAL 1: TO SET THE NUMBER OF DIRECTORS AT SEVEN AND TO ELECT EACH MEMBER OF
            THE BOARD OF DIRECTORS.

                               Jundt Growth             Jundt
                                Fund, Inc.           Funds, Inc.
------------------------------------------------------------------
James R. Jundt
 Affirmative                   4,811,309.519        13,253,007.864
 Withhold                         65,825.562           210,576.029

John E. Clute
 Affirmative                   4,810,156.727        13,253,091.864
 Withhold                         66,978.354           210,492.029

Floyd Hall
 Affirmative                   4,813,083.221        13,253,250.033
 Withhold                         64,051.860           210,333.860

Dr. Demetre M. Nicoloff
 Affirmative                   4,810,516.221        13,252,924.033
 Withhold                         66,618.860           210,659.860

Darrell R. Wells
 Affirmative                   4,813,586.727        13,253,496.864
 Withhold                         63,548.354           210,087.029

Clark Jernigan
 Affirmative                   4,813,569.727        13,253,293.033
 Withhold                         63,565.354           210,290.860

Marcus Jundt
 Affirmative                   4,803,243.130        13,251,989.864
 Withhold                         73,891.951           211,594.029

PROPOSAL 2: TO APPROVE THE ELIMINATION OR MODIFICATION OF THE FOLLOWING
            INVESTMENT RESTRICTIONS:

                                                                                                                          Jundt
                                          Jundt             Jundt            Jundt            Jundt          Jundt      Science &
                                          Growth        U.S. Emerging     Opportunity      Twenty-Five      Mid-Cap     Technology
                                           Fund          Growth Fund         Fund             Fund        Growth Fund      Fund
----------------------------------------------------------------------------------------------------------------------------------
A.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING
      BORROWING
       Affirmative                     2,886,143.370    3,371,704.005    3,357,211.041     1,652,260.003        NA           NA
       Against                           146,961.070       99,533.214       84,743.642        48,108.916        NA           NA
       Abstain                            80,913.418      250,407.081      100,684.225        37,982.995        NA           NA
       Broker Non-votes                1,794,761.000    2,277,334.000    1,652,259.000     1,126,295.000        NA           NA
                                       ------------------------------------------------------------------
        Total                          4,908,778.858    5,998,978.300    5,194,897.908     2,864,646.914

B.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING THE
      ISSUANCE OF SENIOR SECURITIES
       Affirmative                     2,895,115.600    3,498,325.039    3,361,121.873     1,658,856.003        NA           NA
       Against                           138,000.345       74,493.692       72,258.810        39,071.916        NA           NA
       Abstain                            80,901.913      148,825.569      109,258.225        40,423.995        NA           NA
       Broker Non-votes                1,794,761.000    2,277,334.000    1,652,259.000     1,126,295.000        NA           NA
                                       ------------------------------------------------------------------
        Total                          4,908,778.858    5,998,978.300    5,194,897.908     2,864,646.914

C.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING
      CONCENTRATION IN A
      PARTICULAR INDUSTRY
       Affirmative                     2,893,314.015    3,514,157.092    3,380,328.796     1,664,218.003        NA           NA
       Against                           142,672.748       68,250.337       62,759.237        39,462.916        NA           NA
       Abstain                            78,031.095      139,236.871       99,550.875        34,670.995        NA           NA
       Broker Non-votes                1,794,761.000    2,277,334.000    1,652,259.000     1,126,295.000        NA           NA
                                       ------------------------------------------------------------------
        Total                          4,908,778.858    5,998,978.300    5,194,897.908     2,864,646.914

                                                                                                                       Jundt
                                       Jundt             Jundt            Jundt           Jundt          Jundt       Science &
                                       Growth         U.S. Emerging     Opportunity     Twenty-Five      Mid-Cap     Technology
                                        Fund           Growth Fund         Fund            Fund        Growth Fund      Fund
-------------------------------------------------------------------------------------------------------------------------------
D.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING
      INVESTMENTS IN REAL ESTATE
       Affirmative                  2,887,583.764     3,500,814.557    3,364,985.533    1,656,088.003        NA           NA
       Against                        141,415.508        80,486.711       78,457.500       45,535.916        NA           NA
       Abstain                         85,018.586       140,343.032       99,195.875       36,727.995        NA           NA
       Broker Non-votes             1,794,761.000     2,277,334.000    1,652,259.000    1,126,295.000        NA           NA
                                    ------------------------------------------------------------------
        Total                       4,908,778.858     5,998,978.300    5,194,897.908    2,864,646.914

E.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING
      INVESTMENTS IN COMMODITIES
       Affirmative                  2,870,434.214     3,479,213.092    3,340,235.813    1,638,210.257        NA           NA
       Against                        163,024.208        96,073.098      104,615.220       63,559.662        NA           NA
       Abstain                         80,559.436       146,358.110       97,787.875       36,581.995        NA           NA
       Broker Non-votes             1,794,761.000     2,277,334.000    1,652,259.000    1,126,295.000        NA           NA
                                    ------------------------------------------------------------------
       Total                        4,908,778.858     5,998,978.300    5,194,897.908    2,864,646.914

F.   MODIFY INVESTMENT
      RESTRICTIONS REGARDING
      LENDING
       Affirmative                  2,882,706.948     3,383,285.118    3,346,695.868    1,647,145.003        NA           NA
       Against                        145,355.997        86,098.579       91,102.165       52,829.916        NA           NA
       Abstain                         85,954.913       252,260.603      104,840.875       38,376.995        NA           NA
       Broker Non-votes             1,794,761.000     2,277,334.000    1,652,259.000    1,126,295.000        NA           NA
                                    ------------------------------------------------------------------
        Total                       4,908,778.858     5,998,978.300    5,194,897.908    2,864,646.914

                                                                                                                      Jundt
                                          Jundt              Jundt           Jundt        Jundt         Jundt       Science &
                                          Growth         U.S. Emerging    Opportunity   Twenty-Five     Mid-Cap     Technology
                                           Fund           Growth Fund         Fund         Fund       Growth Fund      Fund
------------------------------------------------------------------------------------------------------------------------------
G.   ELIMINATE DIVERSIFICATION
      INVESTMENT RESTRICTIONS
       Affirmative                     2,940,709.048     3,521,797.319         NA            NA            NA            NA
       Against                           100,043.910        58,412.544         NA            NA            NA            NA
       Abstain                            73,264.900       141,434.437         NA            NA            NA            NA
       Broker Non-votes                1,794,761.000     2,277,334.000         NA            NA            NA            NA
                                       --------------------------------
        Total                          4,908,778.858     5,998,978.300

H.   ELIMINATE INVESTMENT
      RESTRICTIONS REGARDING THE
      PLEDGING OF ASSETS
       Affirmative                     2,885,724.217          NA               NA            NA            NA            NA
       Against                           169,404.071          NA               NA            NA            NA            NA
       Abstain                            88,889.570          NA               NA            NA            NA            NA
       Broker Non-votes                1,794,761.000          NA               NA            NA            NA            NA
                                       --------------
        Total                          4,938,778.858

I.   ELIMINATE INVESTMENT
      RESTRICTIONS REGARDING
      MARGIN PURCHASES AND SHORT
      SALES
       Affirmative                     2,884,522.670          NA               NA            NA            NA            NA
       Against                           183,305.707          NA               NA            NA            NA            NA
       Abstain                            86,189.481          NA               NA            NA            NA            NA
       Broker Non-votes                1,794,761.000          NA               NA            NA            NA            NA
                                       --------------
        Total                          4,948,778.858

SPECIAL MEETINGS OF SHAREHOLDERS (concluded)

                                                                                                                           Jundt
                                          Jundt            Jundt           Jundt            Jundt          Jundt          Science &
                                         Growth       U.S. Emerging     Opportunity      Twenty-Five      Mid-Cap        Technology
                                          Fund         Growth Fund         Fund             Fund        Growth Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
J.   ELIMINATE INVESTMENT
      RESTRICTIONS LIMITING
      INVESTMENT IN ILLIQUID
      SECURITIES
       Affirmative                   2,850,687.115         NA               NA                NA              NA              NA
       Against                         176,811.491         NA               NA                NA              NA              NA
       Abstain                          85,519.252         NA               NA                NA              NA              NA
       Broker Non-votes              1,794,761.000         NA               NA                NA              NA              NA
                                     --------------
        Total                        4,907,778.858

K.   ELIMINATE INVESTMENT
      RESTRICTIONS PROHIBITING
      INVESTING IN COMPANIES
      FOR CONTROL
       Affirmative                   2,871,717.531         NA               NA                NA              NA              NA
       Against                         153,045.323         NA               NA                NA              NA              NA
       Abstain                          89,255.004         NA               NA                NA              NA              NA
       Broker Non-votes              1,794,761.000         NA               NA                NA              NA              NA
                                     --------------
        Total                        4,908,778.858

3.   TO APPROVE A NEW
      INVESTMENT ADVISORY
      AGREEMENT BETWEEN
      EACH FUND AND
      JUNDT ASSOCIATES, INC.
       Affirmative                   4,573,160.323    5,149,535.924    4,911,923.054    2,666,342.025    203,503.345    201,787.778
       Against                         156,337.406       74,676.103       71,303.350       89,422.693             --             --
       Abstain                         147,637.352      137,132.806       75,276.579       50,689.694             --             --
                                     ----------------------------------------------------------------------------------------------
        Total                        4,877,135.081    5,361,344.833    5,058,502.983    2,806,454.412    203,503.345    201,787.778

4.   THERE WERE NO OTHER
      PROPOSALS VOTED ON AT
      SUCH MEETINGS.

FEDERAL TAX INFORMATION (unaudited)

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 2000, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

Per share distributions are as follows:

                                    Record       Payable       Short-Term        Long-Term
                                     Date         Date       Capital Gains     Capital Gains
--------------------------------------------------------------------------------------------
JUNDT GROWTH FUND
 Class A                           12/21/00     12/29/00        $ 0.3134          $ 3.3620
 Class B                           12/21/00     12/29/00        $ 0.3134          $ 3.3620
 Class C                           12/21/00     12/29/00        $ 0.3134          $ 3.3620
 Class I                           12/21/00     12/29/00        $ 0.3134          $ 3.3620
JUNDT U.S. EMERGING GROWTH FUND
 Class A                           12/21/00     12/29/00        $ 1.4251          $ 0.5830
 Class B                           12/21/00     12/29/00        $ 1.4251          $ 0.5830
 Class C                           12/21/00     12/29/00        $ 1.4251          $ 0.5830
 Class I                           12/21/00     12/29/00        $ 1.4251          $ 0.5830
JUNDT OPPORTUNITY FUND
 Class A                           12/21/00     12/29/00        $ 1.8890          $ 0.2306
 Class B                           12/21/00     12/29/00        $ 1.8890          $ 0.2306
 Class C                           12/21/00     12/29/00        $ 1.8890          $ 0.2306
 Class I                           12/21/00     12/29/00        $ 1.8890          $ 0.2306
JUNDT TWENTY-FIVE FUND
 Class A                           12/21/00     12/29/00        $ 1.3312          $     --
 Class B                           12/21/00     12/29/00        $ 1.3312          $     --
 Class C                           12/21/00     12/29/00        $ 1.3312          $     --
 Class I                           12/21/00     12/29/00        $ 1.3312          $     --
JUNDT MID-CAP GROWTH FUND
 Class A                           12/21/00     12/29/00        $ 0.1412          $ 0.1664
 Class B                           12/21/00     12/29/00        $ 0.1412          $ 0.1664
 Class C                           12/21/00     12/29/00        $ 0.1412          $ 0.1664
 Class I                           12/21/00     12/29/00        $ 0.1412          $ 0.1664

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416

                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416

                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                               Firstar Bank, N.A.
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.